                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Municipal Bonds and Notes--105.8%
Alabama--2.1%
$   310,000   AL Drinking Water Finance Authority(1)     6.000%      08/15/2021   08/15/2010(A)  $      310,769
  2,430,000   AL HFA (South Bay Apartments)(1)           5.950       02/01/2033   02/01/2013(A)       2,489,365
    145,000   Bayou La Batre, AL Utilities Board
              (Water & Sewer)(1)                         5.750       03/01/2027   09/01/2010(A)         145,004
     25,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)(1)      5.625       05/15/2017   11/15/2010(A)          25,021
  1,470,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)(1)      6.750       04/01/2011   10/01/2010(A)       1,475,027
  4,900,000   Bessemer, AL Medical Clinic Board
              (Bessemer Carraway Medical Center)(1)      7.250       04/01/2015   10/01/2010(A)       4,913,132
     65,000   Birmingham, AL Private Educational
              Building Authority
              (Birmingham-Southern College)(1)           6.000       12/01/2021   02/01/2021(B)          63,374
     50,000   Birmingham, AL Special Care
              Facilities (Children's Hospital of
              Alabama)(1)                                5.375       06/01/2017   12/01/2010(A)          50,062
  2,000,000   Courtland, AL Industrial Devel. Board
              (International Paper Company)(1)           5.000       11/01/2013   11/01/2013          2,119,340
    200,000   Cullman County, AL Health Care
              Authority (Cullman Regional Medical
              Center)(1)                                 7.000       02/01/2036   02/01/2019(A)         206,884
  7,470,000   Huntsville, AL Health Care Authority,
              Series A(1)                                5.500       06/01/2025   06/01/2020(A)       7,837,599
  5,260,000   Jefferson County, AL Limited
              Obligation School Warrant(1)               5.250       01/01/2018   01/01/2018          5,247,429
  4,180,000   Jefferson County, AL Limited
              Obligation School Warrant(1)               5.250       01/01/2019   01/01/2019          4,152,579
  6,860,000   Jefferson County, AL Limited
              Obligation School Warrant                  5.500       01/01/2021   01/01/2014(A)       6,868,849
  1,630,000   Jefferson County, AL Sewer(1)              5.250       02/01/2011   02/01/2011          1,615,086
  1,445,000   Jefferson County, AL Sewer(1)              5.250       02/01/2015   02/01/2015          1,364,109
    100,000   Jefferson County, AL Sewer                 5.375       02/01/2027   05/22/2025(B)          38,177
    290,000   Jefferson County, AL Sewer(1)              5.625       02/01/2022   03/18/2021(B)         116,684
  1,600,000   Lauderdale County & Florence, AL
              Health Care Authority (Coffee Health
              Group)(1)                                  5.750       07/01/2013   07/01/2011(A)       1,610,160
     45,000   Mobile, AL Industrial Devel. Board
              (International Paper Company)(1)           6.700       03/01/2024   03/01/2011(A)          45,478
     50,000   Mobile, AL Limited Obligation Tax(1)       5.500       02/15/2023   02/15/2014(A)          51,751
  3,045,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General
              Hospital)(1)                               6.250       03/01/2013   09/01/2010(A)       3,045,457


                   1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Alabama Continued
$15,756,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General Hospital)       6.375%      03/01/2024   09/01/2010(A)  $   15,764,351
     65,000   Prattville, AL Industrial Devel.
              Board (International Paper Company)(1)     6.700       03/01/2024   03/01/2011(A)          65,697
     55,000   Tuskegee, AL Utilities Board(1)            5.500       02/01/2016   08/01/2010(A)          55,078
     80,000   Tuskegee, AL Utilities Board(1)            5.500       02/01/2022   08/01/2010(A)          80,035
                                                                                                 --------------
                                                                                                     59,756,497
                                                                                                 --------------
Alaska--0.0%
     25,000   AK HFC (Veterans Mtg.)(1)                  5.200       12/01/2014   06/01/2012(A)          25,893
     25,000   AK HFC, Series A-1(1)                      6.000       06/01/2015   12/01/2010(A)          25,063
     15,000   AK HFC, Series A-2(1)                      5.900       06/01/2014   12/01/2010(A)          15,524
     10,000   AK Industrial Devel. & Export
              Authority (Lake Dorothy
              Hydroelectric)(1)                          5.250       12/01/2021   01/07/2020(B)           9,890
    500,000   AK Industrial Devel. & Export
              Authority (Snettisham)(1)                  5.500       01/01/2017   01/01/2011(A)         502,335
    105,000   AK Industrial Devel. & Export
              Authority (Snettisham)(1)                  6.000       01/01/2015   01/01/2011(A)         105,706
    125,000   AK International Airports, Series C(1)     6.100       10/01/2017   10/01/2010(A)         125,261
                                                                                                 --------------
                                                                                                        809,672
                                                                                                 --------------
Arizona--2.9%
 36,075,000   AZ Health Facilities Authority
              (Banner Health System)(2)                  6.000       01/01/2030   01/01/2013(A)      36,940,076
  1,375,000   Goodyear, AZ IDA Water & Sewer
              (Litchfield Park Service Company)(1)       6.750       10/01/2031   05/07/2028(B)       1,327,659
  1,705,000   Hassayampa, AZ Community Facilities
              District (Hassayampa Village
              Community)(1)                              7.750       07/01/2021   07/01/2010(A)       1,728,972
  1,365,000   Litchfield Park, AZ Community
              Facility District(1)                       6.375       07/15/2026   12/10/2022(B)       1,280,984
  1,195,000   Maricopa County, AZ IDA (Christian
              Care Mesa II)                              6.000       01/01/2014   07/01/2011(B)       1,171,076
  1,380,000   Maricopa County, AZ IDA (Waste
              Management/Waste Management of AZ
              Obligated Group)(1)                        7.000       12/01/2031   12/01/2010(D)       1,398,685
     15,000   Maricopa County, AZ IDA (Whispering
              Palms Apartments)(1)                       5.600       07/01/2013   07/01/2013             14,550
 17,135,000   Maricopa County, AZ IDA Health
              Facilities (Catholic Healthcare
              West)(1)                                   6.000       07/01/2021   07/01/2010(A)      17,152,478
  7,000,000   Maricopa County, AZ Pollution Control
              Corp. (Public Service Company of New
              Mexico)(1)                                 5.200       06/01/2043   06/01/2020(D)       6,967,520
  5,000,000   Mohave County, AZ IDA (Mohave
              Prison)(1)                                 6.750       05/01/2012   11/06/2011(C)       5,287,350


                   2 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Arizona Continued
$ 3,530,000   Mohave County, AZ IDA (Mohave
              Prison)(1)                                 7.000%      05/01/2013   05/01/2013     $    3,816,424
  1,360,000   Phoenix, AZ IDA (Gourmet Boutique
              West)(1)                                   5.500       11/01/2017   11/01/2017          1,142,917
     45,000   Pima County, AZ IDA (International
              Studies Academy)(1)                        6.750       07/01/2031   07/01/2031             43,892
      5,000   Scottsdale, AZ IDA (Scottsdale
              Memorial Hospitals)(1)                     5.500       09/01/2012   09/14/2011(C)           5,279
    465,000   Tucson & Pima Counties, AZ IDA
              (Single Family Mtg.)(1)                    6.350       01/01/2034   07/01/2010(C)         470,585
    480,000   Tucson, AZ IDA (Joint Single Family
              Mtg.)(1)                                   5.250       07/01/2038   01/01/2013(B)         469,258
  1,750,000   Verrado, AZ Community Facilities
              District No. 1(1)                          6.500       07/15/2027   07/03/2023(B)       1,650,373
                                                                                                 --------------
                                                                                                     80,868,078
                                                                                                 --------------
Arkansas--0.1%
    465,000   AR Devel. Finance Authority (Madison
              Industrial Devel./Community Living
              Obligated Group)(1)                        5.800       12/01/2020   12/01/2010(A)         465,516
    275,000   AR Devel. Finance Authority (Single
              Family Mtg.)(1)                            5.300       07/01/2024   07/01/2012(A)         282,887
     95,000   North Little Rock, AR Health
              Facilities Board (Baptist Health)(1)       5.600       07/01/2017   07/01/2011(A)          95,611
     50,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)           6.100       12/01/2016   12/01/2010(A)          50,229
     45,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)(1)        6.300       12/01/2016   12/01/2016             43,865
     40,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)           6.300       12/01/2016   12/01/2010(A)          40,189
     25,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)(1)        6.300       11/01/2020   11/01/2010(A)          25,013
    875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)(1)                        7.500       08/01/2013   08/01/2013            874,869
                                                                                                 --------------
                                                                                                      1,878,179
                                                                                                 --------------
California--11.4%
  4,350,000   Antelope Valley, CA Healthcare
              District(1)                                5.250       09/01/2017   09/01/2017          4,318,941
  4,180,000   Antioch, CA Public Financing
              Authority(1)                               5.625       01/01/2022   01/01/2011(A)       4,256,494
  1,000,000   Antioch, CA Public Financing
              Authority(1)                               5.625       01/01/2027   01/01/2011(A)       1,015,920
  6,750,000   CA ABAG Finance Authority for
              NonProfit Corporations (San Diego
              Hospital Assoc.)(1)                        6.125       08/15/2020   02/15/2012(A)       6,869,948
  7,440,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           0.000(3)    06/01/2021   03/15/2014(B)       6,292,975


                   3 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
California Continued
$ 5,500,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           0.000%(3)   06/01/2028   09/14/2018(B)  $    4,187,095
  3,095,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           0.000(3)    06/01/2036   11/23/2021(B)       2,184,142
  3,000,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           0.000(3)    06/01/2041   05/22/2022(B)       2,079,090
    400,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           5.000       06/01/2026   06/01/2015(B)         340,308
  2,860,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           5.500       06/01/2033   04/24/2013(B)       2,407,863
  5,080,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           5.750       06/01/2029   12/01/2012(B)       4,725,670
  9,000,000   CA County Tobacco Securitization
              Agency (TASC)                              5.875       06/01/2027   06/01/2012(C)       8,918,640
  2,505,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           5.875       06/01/2043   08/27/2019(B)       1,941,150
  5,360,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           6.000       06/01/2029   08/24/2012(B)       4,864,736
    135,000   CA County Tobacco Securitization
              Agency (TASC)(1)                           6.000       06/01/2042   06/26/2020(B)         106,805
  2,400,000   CA GO(1)                                   5.375       06/01/2026   12/01/2010(A)       2,406,168
  4,500,000   CA GO(1)                                   5.600       03/01/2036   03/01/2020(A)       4,628,205
 14,500,000   CA GO(1)                                   6.000       03/01/2033   03/01/2020(A)      15,622,880
  8,860,000   CA GO(1)                                   6.000       11/01/2039   11/01/2019(A)       9,466,113
 29,000,000   CA Golden State Tobacco
              Securitization Corp. (TASC)(1)             0.000(3)    06/01/2037   06/04/2036(B)      17,200,480
 20,040,000   CA Golden State Tobacco
              Securitization Corp. (TASC)(1)             4.500       06/01/2027   08/28/2015(B)      17,138,609
  2,500,000   CA Golden State Tobacco
              Securitization Corp. (TASC)(1)             5.000       06/01/2033   12/28/2028(B)       1,907,550
    475,000   CA Health Facilities Financing
              Authority (Pomona Valley Hospital
              Medical Center)(1)                         5.750       07/01/2015   07/01/2010(A)         475,713
 50,000,000   CA Health Facilities Financing
              Authority (Stanford Hospital)(1)           5.750       11/15/2031   11/15/2020(A)      54,013,000
     50,000   CA HFA (Home Mtg.)(1)                      5.450       08/01/2033   02/01/2018(A)          49,998
    330,000   CA HFA (Home Mtg.)(1)                      5.750       08/01/2023   02/01/2018(A)         338,372
  2,200,000   CA HFA, Series C(1)                        5.750       08/01/2030   01/01/2013(A)       2,250,622
  2,000,000   CA Hi-Desert Memorial Health Care
              District(1)                                5.500       10/01/2019   04/25/2018(B)       1,922,720
  1,000,000   CA Pollution Control Financing
              Authority (Waste Management of CA/USA
              Waste of CA Obligated Group)(1)            6.750       12/01/2027   12/01/2010(D)       1,018,310
 10,065,000   CA Public Works(1)                         5.375       03/01/2023   03/01/2020(A)      10,374,197
  9,825,000   CA Public Works(1)                         6.625       11/01/2034   11/01/2019(A)      10,675,059


                   4 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
California Continued
$ 1,500,000   CA Public Works (Dept. of General
              Services)(1)                               6.125%      04/01/2028   04/01/2019(A)  $    1,595,340
    600,000   CA Public Works (Various Community
              Colleges)(1)                               5.750       10/01/2030   10/01/2019(A)         614,640
  1,980,000   CA Statewide CDA (Fairfield
              Apartments)(1)                             6.500       01/01/2016   12/22/2011(B)       1,949,548
    305,000   CA Statewide Financing Authority
              Tobacco Settlement (TASC)(1)               5.625       05/01/2029   07/08/2013(B)         296,524
  8,000,000   CA Veterans GO, Series BZ(1)               5.350       12/01/2021   12/01/2010(A)       8,002,320
    220,000   Carson, CA Public Financing Authority
              (Remediation)(1)                           6.500       10/01/2036   10/01/2019(A)         234,942
  1,000,000   Citrus Heights, CA Water District
              COP(1)                                     5.250       10/01/2020   10/01/2010(A)       1,010,760
  1,000,000   Duarte, CA COP (Hope National Medical
              Center)(1)                                 5.250       04/01/2019   04/01/2011(B)       1,007,050
    750,000   Foothill, CA Eastern Transportation
              Corridor Agency Toll Road(1)               5.875       01/15/2026   01/15/2016(A)         747,030
  9,000,000   Fresno, CA Airport(1)                      5.800       07/01/2030   07/01/2011(A)       9,029,430
  4,330,000   Inland, CA Empire Tobacco
              Securitization Authority (TASC)(1)         4.625       06/01/2021   06/23/2013(B)       3,482,359
 52,500,000   Inland, CA Empire Tobacco
              Securitization Authority (TASC)            6.900(4)    06/01/2036   07/06/2023(B)       2,617,650
     25,000   Lathrop, CA Improvement Bond Act 1915
              (Mossdale Village Assessment District
              03-1)(1)                                   5.800       09/02/2018   09/02/2018             23,962
    175,000   Los Angeles, CA Parking System(1)          5.250       05/01/2020   11/01/2010(A)         176,734
  8,150,000   Los Angeles, CA Regional Airports
              Improvement Corp. (American
              Airlines)(1)                               7.000       12/01/2012   07/02/2011(B)       8,122,616
     75,000   Los Angeles, CA Regional Airports
              Improvement Corp. (Delta-Continental
              Airlines)(1)                               9.250       08/01/2024   08/01/2010(A)          75,024
 11,890,000   Northern CA Tobacco Securitization
              Authority (TASC)(1)                        4.750       06/01/2023   01/01/2013(B)      10,805,632
  1,310,000   Northern, CA Inyo County Local
              Hospital District(1)                       6.000       12/01/2021   12/01/2020(A)       1,337,392
  4,550,000   Palomar Pomerado, CA Health Care
              District COP(1)                            6.750       11/01/2039   11/01/2019(A)       4,881,513
    125,000   Perris, CA Public Financing Authority
              (Central North)(1)                         6.750       10/01/2035   10/01/2018(A)         130,356
    500,000   Port of Oakland, CA(1)                     5.750       11/01/2013   11/01/2010(A)         501,350
  3,275,000   Port of Oakland, CA(1)                     5.750       11/01/2016   11/01/2010(A)       3,280,076
  1,455,000   Port of Oakland, CA(1)                     5.750       11/01/2020   11/01/2010(A)       1,455,902
    940,000   Port of Oakland, CA(1)                     5.750       11/01/2022   11/01/2010(A)         940,338
 35,505,000   Port of Oakland, CA(1)                     5.750       11/01/2029   11/01/2010(A)      35,505,000
    465,000   Riverside County, CA Public Financing
              Authority COP(1)                           5.750       05/15/2019   05/04/2015(B)         457,523


                   5 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
California Continued
$ 1,370,000   Sacramento County, CA Hsg. Authority
              (Verandas Apartments Senior
              Community)(1)                              5.700%      03/01/2034   09/01/2010(A)  $    1,396,140
  6,050,000   Sacramento, CA City Financing
              Authority (California EPA Building)(1)     5.250       05/01/2019   11/01/2010(A)       6,099,973
    425,000   San Francisco, CA City & County
              Airports Commission (SFO Fuel
              Company)(1)                                6.125       01/01/2027   01/01/2011(A)         425,387
  1,995,000   San Marcos, CA Special Tax(1)              5.900       09/01/2028   05/02/2026(B)       1,938,561
     20,000   Santa Ana, CA Financing Authority
              (South Harbor Boulevard)(1)                5.125       09/01/2019   09/01/2010(A)          20,053
  5,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise(1)                        6.125       03/01/2013   04/06/2011(B)       4,894,550
  4,820,000   Southern CA Tobacco Securitization
              Authority(1)                               4.750       06/01/2025   03/31/2013(B)       4,270,472
                                                                                                 --------------
                                                                                                    321,323,920
                                                                                                 --------------
Colorado--0.6%
     15,000   Boulder County, CO Multifamily Hsg.
              (Legacy Apartments)(1)                     6.000       11/20/2015   10/01/2010(A)          15,027
     50,000   Boulder County, CO Multifamily Hsg.
              (Legacy Apartments)(1)                     6.100       11/20/2025   10/01/2010(A)          50,065
     30,000   CO Health Facilities Authority
              (Boulder Community Hospital)(1)            5.875       10/01/2023   10/01/2010(A)          30,022
    100,000   CO Hsg. & Finance Authority
              (Multifamily)(1)                           5.450       10/01/2028   10/01/2010(A)         100,036
      5,000   CO Hsg. & Finance Authority
              (Multifamily)                              5.700       10/01/2021   10/01/2010(A)           5,005
     50,000   CO Hsg. & Finance Authority
              (Multifamily)(1)                           5.900       10/01/2038   10/01/2010(A)          50,028
    570,000   CO Hsg. & Finance Authority (Single
              Family)                                    5.483(4)    11/01/2029   07/19/2024(A)         195,014
    470,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 5.900       08/01/2023   09/17/2014(C)         481,219
      5,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 6.050       10/01/2016   08/01/2010(C)           5,324
    215,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 6.450       04/01/2030   04/01/2016(A)         219,958
    825,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 6.800       04/01/2030   09/24/2010(C)         846,335
    700,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 6.900       04/01/2029   10/01/2010(A)         751,331
     35,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 7.250       10/01/2031   10/01/2012(C)          35,975
     25,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 7.450       10/01/2016   05/03/2011(C)          25,996
    305,000   CO Hsg. & Finance Authority (Single
              Family)(1)                                 7.500       04/01/2031   07/27/2010(C)         324,032


                   6 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Colorado Continued
$   230,000   CO Hsg. & Finance Authority, Series
              D-2(1)                                     6.350%      11/01/2029   11/22/2013(C)  $      240,598
  1,950,000   Colorado Springs, CO Hospital
              (Memorial Health System)(1)                5.750       12/15/2024   12/15/2014(A)       2,015,618
     25,000   Denver, CO City & County Airport(1)        6.125       11/15/2025   11/15/2010(A)          25,081
  2,000,000   Denver, CO City & County Airport,
              Series A(1)                                6.000       11/15/2014   11/15/2010(A)       2,032,800
  3,000,000   Denver, CO City & County Airport,
              Series A(1)                                6.000       11/15/2015   11/15/2010(A)       3,049,200
  3,000,000   Denver, CO City & County Airport,
              Series A(1)                                6.000       11/15/2016   11/15/2010(A)       3,049,200
  2,000,000   Denver, CO City & County Airport,
              Series A(1)                                6.000       11/15/2018   11/15/2010(A)       2,032,800
    500,000   Denver, CO City & County Multifamily
              Hsg. (National Boston Lofts
              Associates)(1)                             5.750       10/01/2027   01/08/2022(B)         490,835
    420,000   Eagle County, CO Airport Terminal
              Corp.(1)                                   5.050       05/01/2015   10/22/2012(B)         405,749
     70,000   Interlocken, CO Metroplitan District       5.750       12/15/2011   12/15/2010(A)          70,848
                                                                                                 --------------
                                                                                                     16,548,096
                                                                                                 --------------
Connecticut--0.8%
     30,000   CT Airport (Bradley International
              Airport)(1)                                5.125       10/01/2026   04/01/2012(A)          30,000
     10,000   CT Airport (Bradley International
              Airport)(1)                                5.125       10/01/2031   11/07/2029(B)           9,815
    935,000   CT Devel. Authority (Bridgeport
              Hydraulic Company)(1)                      6.150       04/01/2035   04/01/2011(A)         937,347
    135,000   CT Devel. Authority (Bridgeport
              Hydraulic Company)(1)                      6.150       04/01/2035   04/01/2011(A)         135,339
     25,000   CT Devel. Authority (Church Homes)         5.700       04/01/2012   10/01/2010(A)          25,039
  2,000,000   CT Devel. Authority Airport Facility
              (Learjet)(1)                               7.950       04/01/2026   10/01/2014(A)       2,167,580
  6,500,000   CT Devel. Authority Pollution Control
              (Connecticut Light & Power Company)(1)     5.950       09/01/2028   10/01/2012(A)       6,536,335
     30,000   CT GO(1)                                   5.650       03/15/2012   09/15/2010(A)          30,128
    125,000   CT H&EFA (Bridgeport Hospital)(1)          5.375       07/01/2019   12/01/2010(A)         125,075
     55,000   CT H&EFA (Bridgeport Hospital)(1)          6.625       07/01/2018   07/01/2010(A)          55,733
    435,000   CT H&EFA (Bridgeport
              Hospital/Bridgeport Hospital
              Foundation Obligated Group)(1)             6.500       07/01/2012   07/01/2010(A)         436,331
    185,000   CT H&EFA (DKH/CHHC/HNE Obligated
              Group)(1)                                  5.375       07/01/2026   07/01/2010(A)         185,131
     10,000   CT H&EFA (New Horizons)(1)                 5.875       11/01/2012   11/01/2010(A)          10,037
     30,000   CT HFA(1)                                  5.200       11/15/2020   11/15/2010(A)          30,019
 12,105,000   CT HFA(1)                                  5.200       11/15/2023   11/15/2010(A)      12,110,084


                   7 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
 Connecticut Continued
$    25,000   CT HFA(1)                                  5.350%      11/15/2018   11/15/2010(A)  $       25,020
     10,000   CT HFA                                     5.375       11/15/2018   11/15/2010(A)          10,008
    130,000   CT HFA, Series C                           5.500       11/15/2035   11/15/2010(A)         130,033
    100,000   CT Special Obligation Parking
              (Bradley International Airport
              Parking Company)(1)                        6.500       07/01/2018   03/09/2016(B)          96,591
    195,000   Eastern CT Res Rec (Wheelabrator
              Lisbon)(1)                                 5.500       01/01/2014   10/26/2011(A)         195,597
    290,000   Eastern CT Res Rec (Wheelabrator
              Lisbon)(1)                                 5.500       01/01/2020   03/07/2018(B)         286,187
                                                                                                 --------------
                                                                                                     23,567,429
                                                                                                 --------------
Delaware--0.0%
    190,000   DE Hsg. Authority (Multifamily
              Mtg.)(1)                                   6.950       07/01/2014   08/01/2010(C)         205,126
      5,000   DE Hsg. Authority (Single Family
              Mtg.)(1)                                   5.450       01/01/2032   07/01/2010(A)           5,134
                                                                                                 --------------
                                                                                                        210,260
                                                                                                 --------------
District of Columbia--1.0%
    200,000   District of Columbia (James F. Oyster
              Elementary School)(1)                      6.450       11/01/2034   11/16/2033(B)         182,866
     10,000   District of Columbia HFA (Single
              Family), Series B(1)                       5.850       12/01/2018   12/01/2010(A)          10,409
     20,000   District of Columbia HFA (Single
              Family), Series B(1)                       5.900       12/01/2028   12/01/2010(A)          20,435
  9,735,000   District of Columbia Tobacco
              Settlement Financing Corp.(1)              6.250       05/15/2024   11/01/2011(C)       9,756,222
 11,320,000   District of Columbia Tobacco
              Settlement Financing Corp.(1)              6.750       05/15/2040   05/15/2012(A)      11,232,610
207,670,000   District of Columbia Tobacco
              Settlement Financing Corp. (TASC)          7.000(4)    06/15/2046   06/13/2024(B)       6,300,708
                                                                                                 --------------
                                                                                                     27,503,250
                                                                                                 --------------
Florida--7.7%
    130,000   Alachua County, FL Health Facilities
              Authority (Shands Hospital at the
              University of Florida)(1)                  5.750       12/01/2015   12/01/2010(A)         130,642
  4,240,000   Arborwood, FL Community Devel.
              District (Centex Homes)(1)                 5.250       05/01/2016   05/01/2016          3,591,322
     15,000   Baker County, FL Hospital Authority(1)     5.300       12/01/2023   11/04/2019(B)          12,690
  1,675,000   Baker County, FL Hospital Authority
              (Baker County Medical Services)(1)         5.100       12/01/2013   06/23/2012(B)       1,619,306
     15,000   Bay County, FL Water System                6.250       09/01/2014   09/01/2010(A)          15,070
    740,000   Bonnet Creek, FL Resort Community
              Devel. District Special Assessment(1)      7.125       05/01/2012   07/01/2010(B)         729,277
    250,000   Brandy Creek, FL Community Devel.
              District(1)                                6.350       05/01/2034   05/01/2014(A)         254,645


                   8 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$    10,000   Brevard County, FL Health Facilities
              Authority (Wuesthoff Health
              Services)(1)                               5.400%      04/01/2013   10/01/2010(A)  $       10,017
     10,000   Brevard County, FL Health Facilities
              Authority (Wuesthoff Memorial
              Hospital)(1)                               5.300       04/01/2011   10/01/2010(A)          10,022
     80,000   Broward County, FL Airport System(1)       5.125       10/01/2017   10/01/2010(A)          80,221
      5,000   Broward County, FL Airport System
              (Passenger Facility)(1)                    5.250       10/01/2014   10/01/2010(A)           5,030
    105,000   Broward County, FL Airport System
              (Passenger Facility)(1)                    5.250       10/01/2015   10/01/2010(A)         105,522
    250,000   Broward County, FL HFA(1)                  5.400       10/01/2038   10/04/2010(B)         249,978
     70,000   Broward County, FL HFA (Bridgewater
              Place Apartments)(1)                       5.500       04/01/2041   06/23/2038(B)          67,875
    365,000   Broward County, FL HFA (Cross Keys
              Apartments)(1)                             5.800       10/01/2033   08/20/2031(B)         364,942
     45,000   Broward County, FL HFA (Golden
              Villas)(1)                                 6.750       10/01/2045   04/01/2016(A)          46,528
    220,000   Broward County, FL HFA (Pompano Oaks
              Apartments)                                6.100       12/01/2038   12/01/2010(A)         220,220
     75,000   Broward County, FL HFA (Praxis of
              Deerfield Beach III)(1)                    5.300       09/01/2023   12/01/2010(A)          75,047
     90,000   Broward County, FL HFA (Praxis of
              Deerfield Beach)(1)                        5.350       03/01/2031   12/01/2010(A)          90,027
     30,000   Broward County, FL HFA (Stirling
              Apartments)(1)                             5.300       10/01/2023   09/26/2020(B)          29,941
     80,000   Broward County, FL HFA (Stirling
              Apartments)(1)                             5.650       10/01/2028   06/15/2024(B)          79,992
     50,000   Broward County, FL HFA (Venice Homes
              Apartments)(1)                             5.650       01/01/2022   07/01/2011(A)          50,411
     35,000   Broward County, FL Port Facilities(1)      5.000       09/01/2027   12/28/2023(B)          33,406
    105,000   Cape Coral, FL Health Facilities
              Authority (Gulf Care)(1)                   6.000       10/01/2016   10/01/2010(A)         105,099
     80,000   Collier County, FL HFA (Saxon Manor
              Isle Apartments)(1)                        5.450       03/01/2030   10/01/2010(A)          80,024
    375,000   Collier County, FL HFA (Whistlers
              Green Apartments)(1)                       5.400       12/01/2027   12/01/2011(A)         377,678
    240,000   Collier County, FL HFA (Whistlers
              Green Apartments)(1)                       5.450       06/01/2039   12/01/2011(A)         240,929
    850,000   Collier County, FL IDA (Allete)(1)         6.500       10/01/2025   11/21/2010(A)         850,306
  2,640,000   Colonial Country Club, FL Community
              Devel.(1)                                  6.400       05/01/2033   05/01/2014(A)       2,719,094
  1,600,000   Concorde Estates, FL Community Devel.
              District(5)                                5.000       05/01/2011   05/01/2011            712,000
     10,000   Cypress Club, FL Special Recreational
              District                                   7.100       09/01/2013   09/01/2010(A)          10,055
    145,000   Dade County, FL GO (Seaport)(1)            5.125       10/01/2021   10/01/2010(A)         145,499


                   9 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$    70,000   Dade County, FL GO (Seaport)(1)            5.400%      10/01/2021   10/01/2010(A)  $       70,250
    200,000   Dade County, FL GO (Seaport)               5.450       10/01/2016   10/01/2010(A)         200,742
    120,000   Dade County, FL GO (Seaport)(1)            5.500       10/01/2026   10/01/2010(A)         120,292
  1,665,000   Dade County, FL GO (Seaport)               5.750       10/01/2015   10/01/2010(A)       1,671,693
     70,000   Dade County, FL HFA (Golden Lakes
              Apartments)(1)                             5.900       11/01/2022   09/01/2010(A)          70,034
    500,000   Dade County, FL HFA (Golden Lakes
              Apartments)(1)                             5.950       11/01/2027   11/01/2010(A)         500,145
    305,000   Dade County, FL HFA (Golden Lakes
              Apartments)(1)                             6.000       11/01/2032   11/01/2010(A)         305,076
    720,000   Dade County, FL HFA (Golden Lakes
              Apartments)                                6.050       11/01/2039   11/01/2010(A)         720,115
     20,000   Dade County, FL HFA (New Horizons
              Associates)(1)                             5.875       07/15/2024   07/01/2010(A)          20,019
    110,000   Dade County, FL HFA (Siesta Pointe
              Apartments)(1)                             5.700       09/01/2022   09/01/2010(A)         110,096
    170,000   Dade County, FL HFA (Siesta Pointe
              Apartments)                                5.750       09/01/2029   09/01/2010(A)         170,102
     75,000   Dade County, FL Res Rec                    5.500       10/01/2010   10/01/2010(A)          75,269
  1,130,000   Dade County, FL Res Rec(1)                 5.500       10/01/2013   10/01/2010(A)       1,132,588
  1,510,000   East Homestead, FL Community Devel.
              District(1,5)                              5.000       05/01/2011   05/01/2011          1,139,597
  4,000,000   Escambia County, FL Health Facilities
              Authority(1)                               5.950       07/01/2020   03/13/2017(B)       4,104,560
      5,000   Escambia County, FL School Board COP       5.500       02/01/2016   08/01/2010(A)           5,017
    885,000   Fiddler's Creek, FL Community Devel.
              District(1)                                5.800       05/01/2021   05/01/2012(B)         853,901
  1,000,000   Fiddler's Creek, FL Community Devel.
              District(1)                                5.875       05/01/2021   08/01/2012(B)         970,700
     50,000   FL Agriculture & Mechanical
              University (Student Apartment
              Facility)                                  5.600       07/01/2013   07/01/2010(A)          50,170
     95,000   FL Agriculture & Mechanical
              University (Student Apartment
              Facility)(1)                               5.625       07/01/2021   07/01/2010(A)          95,339
    150,000   FL Agriculture & Mechanical
              University (Student Apartment
              Facility)(1)                               5.625       07/01/2025   07/01/2010(A)         150,344
     10,000   FL Agriculture & Mechanical
              University (Student Apartment
              Facility)                                  6.500       07/01/2017   07/01/2010(A)          10,043
     40,000   FL Agriculture & Mechanical
              University (Student Apartment
              Facility)(1)                               6.500       07/01/2023   07/01/2010(A)          40,059
    235,000   FL Capital Projects Finance Authority
              (Peerless Group)(1)                        7.500       08/01/2019   12/06/2014(B)         202,471


                  10 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$    20,000   FL Correctional Private Commission
              (350 Bed Youthful) COP(1)                  5.000%      08/01/2017   08/01/2010(A)  $       20,026
    150,000   FL HFA(1)                                  6.300       09/01/2036   08/05/2032(B)         148,580
     20,000   FL HFA(1)                                  6.350       07/01/2028   10/01/2010(A)          20,022
     55,000   FL HFA(1)                                  6.350       07/01/2028   10/01/2010(A)          55,062
     30,000   FL HFA (Brittany of Rosemont)(1)           6.050       07/01/2015   07/01/2010(A)          30,020
     20,000   FL HFA (Grand Court Apartments)(1)         5.300       08/15/2031   02/15/2012(A)          20,125
     20,000   FL HFA (Holly Cove Apartments)(1)          6.050       10/01/2015   10/01/2010(A)          20,013
    285,000   FL HFA (Holly Cove Apartments)(1)          6.250       10/01/2035   10/29/2031(B)         282,464
     50,000   FL HFA (Homeowner Mtg.)(1)                 5.900       07/01/2029   07/01/2010(A)          50,585
    110,000   FL HFA (Hsg. Partners of
              Gainesville)(1)                            5.600       07/01/2027   06/22/2024(B)         103,785
     55,000   FL HFA (Landings at Sea Forest)(1)         5.850       12/01/2018   12/01/2010(A)          55,010
    165,000   FL HFA (Landings at Sea Forest)(1)         6.050       12/01/2036   10/21/2029(B)         159,098
    150,000   FL HFA (Leigh Meadows Apartments)(1)       6.100       09/01/2016   09/01/2010(A)         150,083
     60,000   FL HFA (Mar Lago Village
              Apartments)(1)                             5.900       12/01/2027   10/04/2023(B)          59,099
     50,000   FL HFA (Mar Lago Village
              Apartments)(1)                             6.000       06/01/2039   12/09/2034(B)          48,270
     90,000   FL HFA (Mar Lago Village
              Associates)(1)                             6.000       06/01/2039   12/01/2010(A)          90,312
    190,000   FL HFA (Reserve at Kanpaha)(1)             5.500       07/01/2020   01/15/2017(B)         186,990
     60,000   FL HFA (Reserve at North Shore)(1)         5.500       11/01/2020   05/13/2017(B)          58,792
     25,000   FL HFA (Reserve at North Shore)(1)         5.600       11/01/2027   10/21/2024(B)          23,697
    110,000   FL HFA (Spinnaker Cove Apartments)(1)      6.375       07/01/2026   07/01/2010(A)         110,017
  2,665,000   FL HFA (St. Cloud Village
              Associates)(1)                             5.950       02/01/2030   02/01/2011(A)       2,667,585
     75,000   FL HFA (Stoddert Arms Apartments)(1)       6.300       09/01/2036   08/05/2032(B)          74,290
     65,000   FL HFA (Villas of Capri)(1)                6.100       04/01/2017   10/01/2010(A)          65,096
     70,000   FL HFA (Wentworth Apartments)(1)           5.300       05/01/2039   05/01/2011(A)          70,102
     50,000   FL HFA (Wentworth Apartments)(1)           5.375       11/01/2029   05/01/2011(A)          50,136
     30,000   FL HFA (Wentworth Apartments)(1)           5.400       04/01/2032   05/02/2030(B)          30,069
     20,000   FL HFA (Wentworth Apartments)(1)           5.400       11/01/2034   11/01/2034             19,265
     50,000   FL HFA (Westlake Apartments)(1)            5.300       09/01/2031   03/01/2012(A)          50,242
     75,000   FL HFA (Willow Lake Apartments)(1)         5.400       01/01/2032   02/01/2030(B)          68,423
     25,000   FL HFA (Windchase Apartments)(1)           5.750       12/01/2017   12/01/2010(A)          25,007
     95,000   FL HFA (Windchase Apartments)(1)           6.000       06/01/2039   06/01/2039             90,496
    220,000   FL HFA (Windchase Apartments)(1)           6.000       06/01/2039   07/25/2034(B)         209,570
     80,000   FL HFA (Windchase Apartments), Series
              C(1)                                       5.900       12/01/2027   08/20/2023(B)          78,377
    810,000   FL HFA (Woodbridge Apartments)(1)          6.050       12/01/2016   12/01/2010(A)         810,405
  1,750,000   FL HFA (Woodbridge Apartments)(1)          6.150       12/01/2026   09/13/2022(B)       1,749,895


                  11 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$ 3,525,000   FL HFA (Woodbridge Apartments)(1)          6.250%      06/01/2036   09/06/2032(B)  $    3,467,049
     25,000   FL HFA (Worthington Apartments)(1)         5.950       12/01/2015   12/01/2010(A)          25,015
    280,000   FL HFA (Worthington Apartments)(1)         6.050       12/01/2025   09/11/2021(B)         279,972
    230,000   FL HFA (Worthington Apartments)(1)         6.200       12/01/2035   12/26/2031(B)         226,516
     25,000   FL HFA, Series 3(1)                        6.200       07/01/2016   10/01/2010(A)          25,035
     25,000   FL HFA, Series 3(1)                        6.300       07/01/2024   07/01/2010(A)          26,290
    770,000   FL HFC                                     5.486(4)    07/01/2030   01/01/2011(A)         257,619
 13,795,000   FL HFC(2)                                  5.750       01/01/2037   01/01/2016(A)      14,896,033
     15,000   FL HFC(1)                                  5.900       07/01/2021   07/01/2010(A)          15,516
     10,000   FL HFC(1)                                  5.950       01/01/2032   07/01/2010(A)          10,007
     15,000   FL HFC (Andrews Place Apartments)(1)       5.000       11/01/2033   10/01/2013(A)          14,938
    180,000   FL HFC (Ashton Lake Apartments)(1)         5.700       07/01/2033   01/01/2011(A)         180,590
    125,000   FL HFC (Ashton Lake Apartments)(1)         5.875       01/01/2041   01/01/2011(A)         125,469
     25,000   FL HFC (Ashton Point Apartments)(1)        5.750       07/01/2036   01/01/2011(A)          25,081
    425,000   FL HFC (Bernwood Trace Associates)         5.832(4)    12/01/2029   12/01/2011(A)         134,653
    450,000   FL HFC (Brittany of Rosemont)(1)           6.250       07/01/2035   02/10/2031(B)         446,067
     50,000   FL HFC (Deer Meadows Apartments)(1)        5.800       11/01/2019   11/01/2011(A)          50,835
     45,000   FL HFC (Deer Meadows Apartments)(1)        5.875       11/01/2025   11/01/2010(A)          45,546
     20,000   FL HFC (Grande Court Apartments)(1)        5.375       02/15/2035   02/15/2012(A)          20,121
     15,000   FL HFC (Hampton Court Apartments)(1)       5.600       03/01/2032   03/01/2011(A)          15,066
    100,000   FL HFC (Holly Cove Apartments)(1)          6.150       10/01/2025   07/04/2021(B)          99,998
     45,000   FL HFC (Homeowner Mtg.)(1)                 5.350       01/01/2021   10/01/2010(A)          45,027
     30,000   FL HFC (Homeowner Mtg.)(1)                 5.500       07/01/2012   07/01/2010(A)          30,817
    120,000   FL HFC (Homeowner Mtg.)                    5.580(4)    01/01/2029   12/21/2024(B)          42,038
     20,000   FL HFC (Homeowner Mtg.)(1)                 5.750       07/01/2017   07/01/2010(A)          20,210
  6,235,000   FL HFC (Homeowner Mtg.)(1)                 5.750       01/01/2037   01/01/2016(A)       6,732,428
     45,000   FL HFC (Hunters Ridge-Deerwood)(1)         5.300       12/01/2028   12/01/2010(A)          45,127
    120,000   FL HFC (Leigh Meadows Apartments)(1)       6.300       09/01/2036   09/14/2032(B)         118,864
    120,000   FL HFC (Logan Heights Apartments)(1)       5.850       10/01/2033   03/04/2031(B)         113,302
    150,000   FL HFC (Logan Heights Apartments)(1)       6.000       10/01/2039   10/01/2039            142,853
     20,000   FL HFC (Logan's Pointe Apartments)(1)      5.900       12/01/2019   12/01/2010(A)          20,323
  5,065,000   FL HFC (Logan's Pointe Apartments)(1)      6.000       06/01/2039   12/01/2011(A)       5,136,113
    200,000   FL HFC (Logan's Pointe Apartments)         6.276(4)    12/01/2029   12/01/2010(A)          59,610
     25,000   FL HFC (Marina Bay Apartments)(1)          5.750       08/01/2033   02/01/2011(A)          25,102
    125,000   FL HFC (Peacock Run Apartments)(1)         5.400       08/01/2042   08/01/2012(A)         125,679


                  12 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$   350,000   FL HFC (Raceway Pointe Apartments)(1)      5.950%      09/01/2032   09/01/2011(A)  $      350,707
    110,000   FL HFC (Raceway Pointe Partners)(1)        5.750       09/01/2027   03/29/2024(B)         106,838
     15,000   FL HFC (River Trace Senior
              Apartments)(1)                             5.700       07/01/2035   01/01/2011(A)          15,046
    250,000   FL HFC (Spring Harbor Apartments)          5.500       08/01/2019   08/01/2011(A)         251,425
     95,000   FL HFC (Spring Harbor Apartments)(1)       5.900       08/01/2039   08/01/2011(A)          92,296
     20,000   FL HFC (Waterbridge Apartments)(1)         5.125       08/01/2027   05/04/2027(B)          17,196
     50,000   FL HFC (Waverly Apartments)(1)             6.200       07/01/2035   07/01/2012(A)          51,037
    295,000   FL HFC (Westwood Apartments)(1)            5.450       02/01/2041   02/01/2011(A)         295,558
     40,000   FL HFC (Winterlakes Sanctuary),
              Series H-1(1)                              6.000       09/01/2032   09/01/2011(A)          40,441
    180,000   FL HFC (Woodridge Apartments)(1)           5.850       10/01/2033   01/29/2032(B)         169,952
     35,000   FL HFC (Woodridge Apartments)(1)           6.000       10/01/2039   03/03/2037(B)          33,332
  7,900,000   FL Municipal Loan Council(1)               5.375       11/01/2030   11/01/2011(A)       7,944,319
     95,000   FL Ports Financing Commission(1)           5.125       06/01/2011   12/01/2010(A)          95,295
    470,000   FL Ports Financing Commission(1)           5.375       06/01/2016   12/01/2010(A)         470,663
  1,510,000   FL Ports Financing Commission(1)           5.375       06/01/2027   12/01/2010(A)       1,510,091
     25,000   FL Ports Financing Commission(1)           5.500       10/01/2018   10/01/2010(A)          25,274
     55,000   FL Ports Financing Commission(1)           5.500       10/01/2023   10/01/2011(A)          55,395
    905,000   FL Ports Financing Commission(1)           5.500       10/01/2029   10/01/2011(A)         907,625
     25,000   FL State Board of Regents (Florida
              International University)(1)               5.375       07/01/2016   07/01/2010(A)          25,090
     10,000   FL State Board of Regents (University
              Central Florida)                           6.000       10/01/2013   10/01/2010(A)          10,044
     25,000   FL State Division of Bond Finance
              (Dept. of Environmental Protection)        5.375       07/01/2010   07/01/2010             25,004
    550,000   FL State Governmental Utility
              Authority (Sarasota Utility System)(1)     5.250       10/01/2018   10/01/2010(A)         555,891
     10,000   Gainesville, FL Utilities System(1)        6.000       10/01/2014   10/01/2010(A)          10,045
    600,000   Gulf Breeze, FL GO(1)                      6.050       12/01/2015   12/01/2010(A)         601,500
    105,000   Halifax, FL Hospital Medical Center(1)     5.200       04/01/2018   11/24/2015(B)         103,871
    805,000   Highlands, FL Community Devel.
              District(5)                                5.000       05/01/2011   05/01/2011            401,051
  2,000,000   Hillsborough County, FL IDA (National
              Gypsum Company)(1)                         7.125       04/01/2030   04/01/2030          1,889,680
  2,000,000   Hillsborough County, FL IDA
              (University Community Hospital)            5.750       08/15/2010   08/15/2010          2,004,660
 14,645,000   Hillsborough County, FL IDA
              (University Community Hospital)(1)         5.750       08/15/2014   08/15/2010(A)      14,665,942
     50,000   Jacksonville, FL Capital Improvement
              (Gator Bowl)(1)                            5.250       10/01/2025   10/01/2010(A)          50,097
  3,665,000   Jacksonville, FL EDC (Met Packaging
              Solutions)(1)                              5.500       10/01/2030   10/01/2015(A)       3,666,319
  5,555,000   Jacksonville, FL EDC (Met Packaging
              Solutions)(1)                              5.875       06/01/2025   06/01/2016(A)       5,653,157


                  13 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$ 2,910,000   Jacksonville, FL EDC (Met Packaging
              Solutions)(1)                              5.875%      06/01/2031   06/01/2016(A)  $    2,945,298
     10,000   Jacksonville, FL Hsg. (Windermere
              Manor)                                     5.875       03/20/2028   10/01/2010(A)          10,010
  4,765,000   Jacksonville, FL Port Authority(1)         5.625       11/01/2026   11/01/2010(A)       4,768,383
     20,000   Jacksonville, FL Port Authority(1)         5.700       11/01/2021   11/01/2010(A)          20,056
 13,020,000   Jacksonville, FL Port Authority(1)         6.000       11/01/2038   11/01/2012(A)      13,345,891
      5,000   Jacksonville, FL Sales Tax (River
              City Renaissance)(1)                       5.125       10/01/2018   10/01/2010(A)           5,007
     65,000   Lakeland, FL Hospital System
              (Lakeland Regional Medical Center)(1)      5.250       11/15/2016   11/15/2010(A)          65,082
     40,000   Lakeland, FL Hospital System
              (Lakeland Regional Medical Center)(1)      5.250       11/15/2025   11/15/2010(A)          40,006
     25,000   Lakeland, FL Light & Water(1)              5.750       10/01/2019   10/01/2010(A)          27,088
  4,500,000   Lee County, FL Airport(1)                  5.750       10/01/2025   10/01/2011(A)       4,556,925
     25,000   Lee County, FL Airport(1)                  6.000       10/01/2020   10/01/2010(A)          25,556
     85,000   Lee County, FL Airport(1)                  6.000       10/01/2029   10/01/2011(A)          86,119
 15,480,000   Lee County, FL Airport(1)                  6.000       10/01/2032   10/01/2010(A)      15,676,596
     30,000   Lee County, FL COP (Master Lease)          5.125       10/01/2012   10/01/2011(A)          30,087
     15,000   Lee County, FL Passenger Facility
              Charge(1)                                  5.000       10/01/2011   10/01/2011             15,042
     50,000   Lee County, FL Passenger Facility
              Charge(1)                                  5.000       10/01/2013   10/01/2010(A)          50,094
    450,000   Lee County, FL Passenger Facility
              Charge(1)                                  5.000       10/01/2018   11/05/2016(A)         450,230
     90,000   Lexington Oaks, FL Community Devel.
              District(1)                                6.700       05/01/2033   05/01/2012(A)          92,175
     10,000   Manatee County, FL HFA (Single Family
              Mtg.)(1)                                   5.500       03/01/2035   05/01/2011(C)          10,340
      5,000   Manatee County, FL HFA, Series A(5,6)      9.125       06/01/2016   03/05/2014(B)           4,766
     25,000   Manatee County, FL Port Authority(1)       5.400       10/01/2013   10/01/2010(A)          25,060
     35,000   Martin County, FL Health Facilities
              Authority (Martin Memorial Medical
              Center)(1)                                 5.250       11/15/2020   11/28/2019(B)          34,846
 10,125,000   Martin County, FL IDA (Indiantown
              Cogeneration)                              7.875       12/15/2025   10/05/2023(B)      10,124,494
    270,000   Martin County, FL IDA (Indiantown
              Cogeneration)(1)                           8.050       12/15/2025   12/15/2010(A)         270,149
     80,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)(1)          8.500       10/01/2015   10/01/2010(A)          80,261
  5,705,000   Miami-Dade County, FL (Parks
              Program)(1)                                6.000       11/01/2024   11/01/2010(A)       5,782,474
     25,000   Miami-Dade County, FL Aviation(1)          5.250       10/01/2015   10/01/2010(A)          25,110
     50,000   Miami-Dade County, FL Aviation(1)          5.250       10/01/2017   10/01/2010(A)          50,137
     15,000   Miami-Dade County, FL Aviation (Miami
              International Airport)(1)                  5.250       10/01/2022   10/01/2012(A)          15,090


                  14 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$ 5,000,000   Miami-Dade County, FL Aviation (Miami
              International Airport)(1)                  5.750%      10/01/2018   10/01/2012(A)  $    5,154,600
  3,500,000   Miami-Dade County, FL Aviation (Miami
              International Airport)(1)                  5.750       10/01/2020   10/01/2012(A)       3,580,920
  4,175,000   Miami-Dade County, FL Aviation (Miami
              International Airport)(1)                  6.000       10/01/2024   10/01/2010(A)       4,223,305
  5,215,000   Miami-Dade County, FL Aviation (Miami
              International Airport)(1)                  6.000       10/01/2029   10/01/2012(A)       5,272,678
     30,000   Miami-Dade County, FL HFA (Country
              Club Villas Apartments)(1)                 6.000       10/01/2015   04/01/2011(A)          30,340
     35,000   Miami-Dade County, FL HFA (Country
              Club Villas Apartments)(1)                 6.050       10/01/2019   04/01/2011(A)          35,379
     20,000   Miami-Dade County, FL HFA (Country
              Club Villas Apartments)(1)                 6.100       10/01/2029   04/01/2011(A)          20,157
  5,060,000   Miami-Dade County, FL HFA (Country
              Club Villas Apartments)(1)                 6.200       10/01/2039   04/01/2011(A)       5,097,849
    825,000   Miami-Dade County, FL HFA
              (Homeownership Mtg.)(1)                    5.450       10/01/2038   11/08/2013(B)         819,044
    200,000   Miami-Dade County, FL HFA (Marbrisa
              Apartments)(1)                             6.050       08/01/2029   08/01/2010(A)         201,112
  1,335,000   Miami-Dade County, FL HFA (Sunset Bay
              Apartments)(1)                             6.050       01/01/2041   01/01/2013(A)       1,364,130
     20,000   Miami-Dade County, FL Special
              Obligation, Series B                       5.426(4)    10/01/2031   10/01/2031              5,011
     50,000   Naples, FL Hospital Revenue (Naples
              Community Hospital)                        5.375       10/01/2011   10/01/2010(A)          50,112
     20,000   North Palm Beach Heights, FL Water
              Control District, Series A                 6.500       10/01/2012   10/01/2010(A)          20,098
     50,000   North Palm Beach Heights, FL Water
              Control District, Series B                 6.500       10/01/2012   10/01/2010(A)          50,245
     25,000   Oakland Park, FL Utilities System          5.250       09/01/2014   10/01/2010(A)          25,090
    275,000   Oakland, FL Charter School(1)              6.950       12/01/2015   12/01/2015            288,340
     20,000   Ocoee, FL Water & Sewer System             5.375       10/01/2016   10/01/2010(A)          20,063
     25,000   Okaloosa County, FL Airport(1)             5.500       10/01/2023   09/08/2019(B)          24,043
  1,265,000   Orange County, FL HFA(1)                   5.650       09/01/2034   09/01/2013(A)       1,331,982
     20,000   Orange County, FL HFA (Homeowner)(1)       5.000       09/01/2017   02/01/2012(C)          20,462
     20,000   Orange County, FL HFA (Homeowner)(1)       5.450       09/01/2022   12/01/2012(C)          20,312
     30,000   Orange County, FL HFA (Homeowner)(1)       5.500       09/01/2027   03/01/2012(A)          30,070
     40,000   Orange County, FL HFA (Loma Vista)(1)      5.400       09/01/2019   03/01/2011(A)          40,080
     15,000   Orange County, FL HFA (Loma Vista)(1)      5.450       09/01/2024   07/12/2022(B)          14,955
    120,000   Orange County, FL HFA (Loma Vista)(1)      5.500       03/01/2032   09/01/2024(B)         113,322


                  15 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$   620,000   Orange County, FL HFA (Seminole
              Pointe)(1)                                 5.650%      12/01/2017   01/25/2015(B)  $      616,336
    235,000   Osceola County, FL HFA (Tierra Vista
              Apartments)                                5.800       12/01/2029   12/01/2010(A)         235,150
     45,000   Pace, FL Property Finance Authority(1)     5.375       09/01/2020   09/01/2010(A)          45,008
    120,000   Palm Beach County, FL Health
              Facilities Authority (ACTS
              Retirement/Life Communities)(1)            5.125       11/15/2029   10/17/2029(B)         111,961
    100,000   Palm Beach County, FL Health
              Facilities Authority (Jupiter Medical
              Center)(1)                                 5.250       08/01/2018   08/01/2010(A)         100,108
    210,000   Palm Beach County, FL Health
              Facilities Authority (Jupiter Medical
              Center)(1)                                 5.250       08/01/2023   08/01/2010(A)         210,126
     10,000   Palm Beach County, FL Health
              Facilities Authority (Life Care
              Retirement Communities)                    5.500       10/01/2011   10/01/2010(A)          10,022
     45,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)(1)                     5.600       12/01/2012   12/01/2010(A)          45,086
     35,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)(1)                     5.800       12/01/2017   12/01/2010(A)          36,432
    400,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)(1)                     5.850       12/01/2022   12/01/2010(A)         400,400
    250,000   Palm Beach County, FL HFA (Chelsea
              Commons Apartments)(1)                     5.900       06/01/2029   12/01/2010(A)         250,180
     80,000   Palm Beach County, FL HFA (Golden
              Lake Hsg. Assoc.)                          6.100       08/01/2029   08/01/2010(A)          80,078
    130,000   Palm Beach County, FL HFA (Pinnacle
              Palms Apartments)(1)                       5.650       07/01/2031   06/01/2011(A)         130,879
    945,000   Palm Beach County, FL HFA (Windsor
              Park Apartments)(1)                        5.850       12/01/2033   12/01/2010(A)         945,066
    230,000   Palm Beach County, FL HFA (Windsor
              Park Apartments)(1)                        5.900       06/01/2038   12/01/2010(A)         230,021
  1,100,000   Palm Glades, FL Community Devel.
              District(1)                                4.850       05/01/2011   08/01/2010(B)         713,900
    850,000   Pasco County, FL HFA (Pasco Woods)(1)      5.800       08/01/2029   02/01/2011(A)         853,791
     20,000   Pensacola, FL Airport(1)                   5.625       10/01/2014   10/01/2010(A)          20,041
     50,000   Pensacola, FL Airport(1)                   6.125       10/01/2018   10/01/2010(A)          50,232
     65,000   Pinellas County, FL HFA(1)                 5.500       03/01/2036   09/01/2014(A)          65,391
  1,200,000   Pinellas County, FL HFA (Oaks of
              Clearwater)(1)                             6.250       06/01/2034   12/01/2013(A)       1,215,348
  3,395,000   Pinellas County, FL HFA (Oaks of
              Clearwater)(1)                             6.375       06/01/2019   12/01/2013(A)       3,559,216
     45,000   Pinellas County, FL HFA (Single
              Family Hsg.)(1)                            5.450       09/01/2034   03/01/2011(C)          47,532
     80,000   Port Everglades, FL Authority,
              Series A(1)                                5.000       09/01/2016   09/01/2010(A)          80,913


                  16 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Florida Continued
$    25,000   Port Palm Beach, FL District(1)            5.300%      09/01/2014   09/01/2010(A)  $       25,072
     20,000   Port Palm Beach, FL District(1)            5.500       09/01/2019   09/01/2010(A)          20,019
     80,000   Port Palm Beach, FL District(1)            5.500       09/01/2024   10/09/2022(B)          79,988
    285,000   Santa Rosa Bay, FL Bridge Authority        6.250       07/01/2028   03/10/2026(B)         160,714
  1,280,000   St. Johns County, FL IDA (World Golf
              Foundation)(1)                             5.500       09/01/2016   09/01/2011(A)       1,316,979
     15,000   St. Johns County, FL IDA (World Golf
              Foundation)(1)                             5.500       03/01/2017   03/01/2011(A)          15,016
  1,420,000   St. Johns County, FL IDA (World Golf
              Foundation)(1)                             5.500       09/01/2017   09/01/2011(A)       1,458,013
  1,300,000   St. Johns County, FL IDA (World Golf
              Foundation)(1)                             5.500       09/01/2018   09/01/2011(A)       1,333,800
     40,000   St. Petersburg Beach, FL GO                5.250       10/01/2013   10/01/2010(A)          40,144
     75,000   Tallahassee, FL Health Facilities
              (Tallahassee Memorial Medical
              Center)(1)                                 6.000       12/01/2015   12/01/2010(A)          75,143
     10,000   Tampa, FL Solid Waste (McKay Bay
              Refuse-to-Energy)(1)                       5.250       10/01/2014   10/01/2010(A)          10,059
    105,000   Tampa, FL Solid Waste (McKay Bay
              Refuse-to-Energy)(1)                       5.250       10/01/2016   10/01/2010(A)         105,429
     25,000   University of South Florida
              (University Bookstore)                     6.000       07/01/2014   07/01/2010(A)          25,097
    685,000   Village, FL Community Devel.
              District(1)                                7.625       05/01/2017   11/01/2010(C)         689,281
    100,000   Volusia County, FL Educational
              Facility Authority (Embry-Riddle
              Aeronautical University)(1)                5.500       10/15/2014   10/15/2014            100,630
  4,380,000   Volusia County, FL Educational
              Facility Authority (Embry-Riddle
              Aeronautical University)(1)                5.750       10/15/2029   10/15/2010(A)       4,392,921
    100,000   Volusia County, FL Educational
              Facility Authority (Stetson
              University)                                5.500       06/01/2022   12/01/2010(A)         100,330
     10,000   Volusia County, FL HFA (Spring Arbor
              Apartments)(1)                             5.200       08/01/2023   08/01/2010(A)          10,007
  1,000,000   Waterford Estates, FL Community
              Devel. District Special
              Assessment(5,6)                            5.125       05/01/2013   05/01/2013            325,000
  1,000,000   Watergrass, FL Community Devel.
              District Special Assessment(1)             4.875       11/01/2010   11/01/2010            809,300
                                                                                                 --------------
                                                                                                    216,424,425
                                                                                                 --------------
 Georgia--2.3%
     70,000   Acworth, GA Hsg. Authority (Wingate
              Falls Apartments)                          6.125       03/01/2017   10/01/2010(A)          70,099
    115,000   Acworth, GA Hsg. Authority (Wingate
              Falls Apartments)(1)                       6.200       03/01/2027   10/01/2010(A)         115,120
    700,000   Albany-Dougherty, GA Payroll Devel.
              Authority (Proctor & Gamble
              Company)(1)                                5.300       05/15/2026   11/15/2010(A)         700,070


                  17 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
 Georgia Continued
$ 5,550,000   Atlanta, GA Airport(1)                     5.625%      01/01/2025   01/01/2013(A)  $    5,592,680
     65,000   Atlanta, GA Airport(1)                     5.625       01/01/2030   01/01/2012(A)          65,500
     15,000   Atlanta, GA Airport(1)                     5.750       01/01/2020   01/01/2011(A)          15,163
     50,000   Atlanta, GA Airport(1)                     5.875       01/01/2016   07/01/2010(A)          50,694
    100,000   Atlanta, GA Airport(1)                     5.875       01/01/2017   07/01/2010(A)         101,385
  2,045,000   Atlanta, GA Devel. Authority Student
              Hsg. (Clark Atlanta University)(1)         6.000       07/01/2036   02/25/2032(B)       1,452,584
    140,000   Atlanta, GA Devel. Authority Student
              Hsg. (Clark Atlanta University)(1)         6.250       07/01/2036   05/13/2032(B)         102,976
     40,000   Atlanta, GA GO(1)                          5.000       12/01/2016   07/01/2010(A)          45,368
     20,000   Atlanta, GA Hsg. Authority (Village
              at Castleberry)(1)                         5.300       02/20/2029   02/20/2011(A)          20,060
     75,000   Atlanta, GA Hsg. Authority (Village
              at Castleberry)(1)                         5.400       02/20/2039   02/20/2011(A)          75,177
    700,000   Atlanta, GA Tax Allocation
              (Eastside)(1)                              5.625       01/01/2016   02/05/2013(C)         754,068
     70,000   Atlanta, GA Urban Residential Finance
              Authority (Fulton Cotton Mill)(1)          6.000       05/20/2017   11/20/2010(A)          70,094
    185,000   Atlanta, GA Urban Residential Finance
              Authority (Fulton Cotton Mill)(1)          6.125       05/20/2027   11/20/2010(A)         185,213
    100,000   Atlanta, GA Urban Residential Finance
              Authority (John Hope Community
              Partnership)(1)                            5.550       11/20/2037   11/20/2010(A)         100,037
    220,000   Atlanta, GA Water & Wastewater
              Authority(1)                               6.000       11/01/2028   11/01/2019(A)         237,598
     15,000   Chatham County, GA Hospital Authority
              (Memorial Health Medical Center)(1)        6.000       01/01/2017   07/01/2012(A)          15,280
  2,445,000   Chatham County, GA Hospital Authority
              (Memorial Medical Center-Savannah)(1)      5.250       01/01/2016   07/01/2010(A)       2,445,954
  1,845,000   Chatham County, GA Hospital Authority
              (Memorial Medical Center-Savannah)(1)      5.500       01/01/2021   02/21/2019(B)       1,839,170
    385,000   Chatham County, GA Hospital Authority
              (Memorial Medical Center-Savannah)(1)      5.700       01/01/2019   07/01/2010(A)         385,100
    465,000   Chatham County, GA Hospital Authority
              (Memorial Medical Center-Savannah)(1)      6.125       01/01/2024   07/01/2012(A)         467,037
     95,000   Clayton County, GA Hsg. Authority
              (Pointe Clear Apartments)(1)               5.650       07/01/2017   10/01/2010(A)          95,096
    105,000   Clayton County, GA Hsg. Authority
              (Pointe Clear Apartments)                  5.750       07/01/2029   10/01/2010(A)         105,063


                  18 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Georgia Continued
$     5,000   Cobb County, GA Hsg. Authority
              (Garrison Plantation)(1)                   5.750%      07/01/2014   09/01/2010(A)  $        5,014
     15,000   Colquitt County, GA Hospital
              Authority Anticipation Certificates(1)     5.500       03/01/2016   09/01/2010(A)          15,108
    250,000   Dalton, GA Devel. Authority (Hamilton
              Health Care System)                        5.250       08/15/2010   08/15/2010            250,533
  9,090,000   East Point, GA (Camp Creek),
              Series B(1)                                8.000       02/01/2026   08/01/2012(A)       9,245,166
    895,000   Fulton County, GA Devel. Authority
              (Catholic Health East)(1)                  5.250       11/15/2020   05/15/2019(A)         956,460
    915,000   Fulton County, GA Devel. Authority
              (Catholic Health East)(1)                  5.500       11/15/2021   05/15/2019(A)         989,637
     20,000   Fulton County, GA Devel. Authority
              (Cauley Creek Water)(1)                    5.250       02/01/2021   02/01/2011(A)          20,073
     45,000   Fulton County, GA Devel. Authority
              (Clark Atlanta University)(1)              5.375       01/01/2020   06/02/2016(B)          40,623
     90,000   Fulton County, GA Devel. Authority
              (Clark Atlanta University)(1)              5.375       01/01/2020   06/02/2016(B)          89,176
     30,000   Fulton County, GA Hospital Authority
              (Northside Hospital)(1)                    5.375       10/01/2012   10/01/2010(A)          30,054
 22,250,000   GA George L. Smith II Congress Center
              Authority (Domed Stadium)(2)               5.500       07/01/2020   07/01/2011(A)      22,485,670
    110,000   GA George L. Smith II World Congress
              Center Authority (Domed Stadium)(1)        5.500       07/01/2020   07/01/2011(A)         111,216
  5,000,000   GA George L. Smith II World Congress
              CenterAuthority (Domed Stadium)(1)         5.700       07/01/2013   07/01/2011(A)       5,064,500
     20,000   GA HFA (Lake Vista Apartments)(1)          5.950       01/01/2027   07/01/2010(A)          20,018
     15,000   GA HFA (Single Family Mtg.)(1)             5.100       12/01/2020   06/28/2019(B)          14,759
     25,000   GA HFA (Single Family Mtg.)(1)             5.125       06/01/2019   12/01/2010(A)          25,014
     15,000   GA HFA (Single Family Mtg.)(1)             5.300       12/01/2022   06/01/2011(A)          15,094
    595,000   GA HFA (Single Family Mtg.)(1)             5.350       12/01/2022   12/14/2011(A)         601,123
     90,000   GA HFA (Single Family Mtg.)(1)             5.500       12/01/2032   12/01/2011(A)          90,593
     50,000   GA HFA (Single Family Mtg.)(1)             5.550       12/01/2026   12/01/2010(A)          50,212
     30,000   GA Hsg. & Finance Authority
              (Cornerstone/Progressive Grove)(1)         5.950       01/01/2027   01/01/2011(A)          30,028
  2,860,000   GA Main Street Natural Gas(1)              5.000       03/15/2014   03/15/2014          3,012,724
    100,000   GA Medical Center Hospital Authority
              (CRH/CMCF/TMC/PHS Obligated Group)(1)      5.375       08/01/2014   08/01/2011(A)         102,029
     65,000   GA Medical Center Hospital Authority
              (CRH/MCM/DLS/AS/WCNT/LD&M/PHS
              Obligated Group)(1)                        5.500       08/01/2019   08/01/2010(A)          65,454
     10,000   GA Municipal Assoc. (Atlanta
              Detention Center)                          5.000       12/01/2023   12/01/2010(A)          10,079


                  19 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Georgia Continued
$    55,000   GA Municipal Gas Authority (Warner
              Robins)(1)                                 6.125%      01/01/2026   07/01/2010(A)  $       55,164
     40,000   GA Private Colleges & University
              Authority (Mercer University)(1)           5.250       10/01/2013   10/01/2011(A)          40,461
     50,000   GA Private Colleges & University
              Authority (Mercer University)(1)           5.250       10/01/2020   10/01/2011(A)          50,020
      5,000   Hinesville, GA Leased Hsg. Corp.
              (Regency Park)(1)                          7.250       01/15/2011   01/15/2011              5,086
  4,465,000   Lawrenceville, GA Hsg. Authority
              (Knollwood Park Apartments)(1)             6.250       12/01/2029   09/01/2010(A)       4,640,162
     45,000   Macon-Bibb County, GA Industrial
              Authority(1)                               6.000       05/01/2013   11/01/2010(A)          45,125
    140,000   Macon-Bibb County, GA Industrial
              Authority(1)                               6.100       05/01/2018   11/01/2010(A)         140,213
  1,000,000   McDuffie County, GA County Devel.
              Authority (Temple-Inland)(1)               6.950       12/01/2023   12/01/2023            979,730
     65,000   Richmond County, GA Devel. Authority
              (International Paper Company)(1)           5.400       02/01/2023   02/01/2023             63,433
     50,000   Richmond County, GA Devel. Authority
              (International Paper Company)(1)           5.800       12/01/2020   12/01/2010(A)          50,020
    195,000   Richmond County, GA Devel. Authority
              (International Paper Company)(1)           6.250       02/01/2025   02/01/2013(A)         197,254
     10,000   Rome, GA New Public Hsg. Authority(1)      5.750       11/01/2010   11/01/2010             10,185
     10,000   Savannah, GA Hospital Authority (St.
              Joseph'sHospital/Candler Hospital
              Obligated Group)(1)                        5.250       07/01/2014   01/01/2011(A)          10,067
    345,000   Vienna, GA Water & Sewer (Tyson
              Foods)(1)                                  5.625       09/01/2012   10/13/2010(B)         330,924
                                                                                                 --------------
                                                                                                     65,064,787
                                                                                                 --------------
Hawaii--1.7%
     30,000   HI Airports System(1)                      5.250       07/01/2021   07/01/2011(A)          30,212
  6,770,000   HI Airports System(1)                      5.625       07/01/2018   07/01/2011(A)       6,961,185
  2,640,000   HI Dept. of Budget & Finance
              (Hawaiian Electric Company)(1,7)           6.150       01/01/2020   07/01/2010(A)       2,644,171
     20,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaii Pacific Health)(1)         6.400       07/01/2013   08/15/2011(C)          20,676
    100,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)     5.650       10/01/2027   10/01/2013(A)         100,639
 14,405,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)     5.700       07/01/2020   07/01/2011(A)      14,507,996


                  20 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Hawaii Continued
$11,000,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(7)     5.750%      12/01/2018   12/01/2010     $   11,158,950
  7,200,000   HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)     6.200       11/01/2029   11/01/2010(A)       7,227,576
  4,285,000   HI Harbor System, Series A(1)              5.750       07/01/2029   07/01/2011(A)       4,339,934
     50,000   HI HFDC (Single Family Mtg.)(1)            5.750       07/01/2030   07/01/2010(A)          50,634
    375,000   Kuakini, HI Health System (Kuakini
              Health System/Kuakini Medical
              Center/Kuakini Geriatric Care
              Obligated Group)(1)                        6.375       07/01/2032   07/01/2012(A)         373,901
                                                                                                 --------------
                                                                                                     47,415,874
                                                                                                 --------------
Idaho--0.1%
     20,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.250       07/01/2011   07/01/2010(A)          20,247
    145,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.300       07/01/2027   01/01/2016(A)         149,034
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.400       07/01/2018   07/01/2010(A)          10,283
     20,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.400       07/01/2020   07/01/2010(A)          20,567
    100,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.550       07/01/2016   07/01/2010(A)         102,823
     15,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.600       07/01/2021   10/18/2010(C)          15,134
    180,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.625       07/01/2015   07/01/2010(A)         185,339
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            5.750       07/01/2016   07/01/2010(A)          10,320
     20,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            6.000       07/01/2029   07/01/2010(A)          20,191
     10,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            6.050       01/01/2026   07/01/2010(A)          10,012
      5,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                            6.350       07/01/2016   07/01/2010(A)           5,007
      5,000   ID Hsg. & Finance Assoc. (Single
              Family Mtg.), Series H-2                   6.200       07/01/2028   07/01/2010(A)           5,100
     15,000   ID Hsg. Agency (Multifamily Hsg.)          6.500       07/01/2011   07/01/2010(A)          15,053
     15,000   ID Hsg. Agency (Multifamily Hsg.)(1)       6.700       07/01/2024   07/01/2010(A)          15,019
     40,000   ID Hsg. Agency (Single Family Mtg.)(1)     6.450       07/01/2027   07/01/2010(A)          40,220
      5,000   ID Hsg. Agency (Single Family Mtg.)(1)     6.700       07/01/2027   07/01/2010(A)           5,007
      5,000   ID Hsg. Agency (Single Family Mtg.),
              Series A(1)                                6.125       07/01/2026   12/19/2010(A)           5,155
     10,000   Malad, ID Water(1)                         5.500       03/01/2014   09/01/2010(A)          10,043


                  21 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Idaho Continued
$ 2,270,000   Pocatello, ID Devel. Authority
              Revenue Allocation Tax Increment,
              Series A(1)                                5.500%      08/01/2017   02/08/2014(B)  $    2,138,885
  1,000,000   Power County, ID Pollution Control
              (FMC Corp.)(1)                             5.625       10/01/2014   10/01/2010(A)       1,000,010
                                                                                                 --------------
                                                                                                      3,783,449
                                                                                                 --------------
Illinois--12.0%
    850,000   Bedford Park, IL Tax(1)                    5.125       12/30/2018   01/11/2018(B)         766,088
    715,000   Bryant, IL Pollution Control (Central
              Illinois Light Company)(1)                 5.900       08/01/2023   08/05/2010(A)         715,715
     75,000   Bryant, IL Pollution Control (Central
              Illinois Light Company)(1)                 5.900       08/01/2023   08/05/2010(A)          75,075
 31,000,000   Centerpoint, IL Intermodal Center
              Program                                    7.500(8)    06/15/2023   12/15/2010(D)      31,411,370
     80,000   Chicago, IL (Single Family Mtg.),
              Series A(1)                                7.150       09/01/2031   09/01/2010(A)          82,250
  1,575,000   Chicago, IL Board of Education(1)          5.500       12/01/2023   12/01/2010(A)       1,599,444
     20,000   Chicago, IL Metropolitan Hsg. Devel.
              Corp.(1)                                   6.850       07/01/2022   07/01/2010(A)          20,037
    205,000   Chicago, IL Midway Airport(1)              5.750       01/01/2017   07/01/2010(A)         205,336
     65,000   Chicago, IL Midway Airport,
              Series A(1)                                5.000       01/01/2028   05/14/2025(B)          61,797
 33,205,000   Chicago, IL Midway Airport,
              Series A(1)                                5.500       01/01/2029   07/01/2010(A)      33,224,923
  1,245,000   Chicago, IL Midway Airport, Series
              B(1)                                       5.625       01/01/2029   11/21/2010(A)       1,245,349
  5,400,000   Chicago, IL Midway Airport, Series
              B(1)                                       5.750       01/01/2022   07/01/2010(A)       5,404,590
     25,000   Chicago, IL Multifamily Hsg. (Archer
              Courts Apartments)(1)                      5.500       12/20/2019   10/20/2011(A)          25,339
     50,000   Chicago, IL Multifamily Hsg. (Bryne
              Mawr/Belle)(1)                             5.800       06/01/2033   12/01/2010(A)          50,548
     75,000   Chicago, IL Multifamily Hsg. (Hearts
              United Apartments)(1)                      5.600       01/01/2041   01/01/2016(A)          77,909
     25,000   Chicago, IL Multifamily Hsg. (St.
              Edmund's Village)(1)                       6.125       09/20/2024   09/20/2011(A)          25,340
  3,410,000   Chicago, IL O'Hare International
              Airport(1)                                 5.375       01/01/2019   01/01/2012(A)       3,487,680
  4,630,000   Chicago, IL O'Hare International
              Airport                                    5.500       01/01/2016   07/01/2010(A)       4,630,000
    525,000   Chicago, IL O'Hare International
              Airport(1)                                 5.500       01/01/2024   01/01/2012(A)         531,631
  5,000,000   Chicago, IL O'Hare International
              Airport(1)                                 5.625       01/01/2020   01/01/2012(A)       5,121,350
  8,000,000   Chicago, IL O'Hare International
              Airport(1)                                 5.750       01/01/2023   01/01/2014(A)       8,328,640
 53,415,000   Chicago, IL O'Hare International
              Airport(1)                                 6.000       01/01/2029   01/01/2014(A)      55,250,339


                  22 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Illinois Continued
$    60,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.250%      01/01/2030   01/01/2014(A)  $       60,095
  5,655,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.250       01/01/2034   01/01/2014(A)       5,692,662
     60,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.250       01/01/2034   04/07/2032(B)          57,652
      5,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.500       01/01/2011   01/01/2011              5,022
 10,000,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.500       01/01/2016   07/19/2010(A)      10,126,900
  5,250,000   Chicago, IL O'Hare International
              Airport (General Airport)(1)               5.750       01/01/2020   01/01/2012(A)       5,402,828
      5,000   Chicago, IL O'Hare International
              Airport (General Airport), Series A(1)     5.250       01/01/2023   01/01/2012(A)           5,063
    130,000   Chicago, IL O'Hare International
              Airport (General Airport), Series A(7)     5.500       01/01/2016   07/01/2010(A)         130,400
  7,015,000   Chicago, IL O'Hare International
              Airport (Passenger Facility Charge)(1)     5.350       01/01/2026   01/01/2012(A)       7,069,296
     40,000   Chicago, IL O'Hare International
              Airport (Passenger Facility Charge)(1)     5.375       01/01/2032   08/26/2029(B)          39,424
 10,000,000   Cook County, IL School District No 144     6.000       12/01/2020   09/01/2010(A)      10,026,600
 12,280,000   Hodgkins, IL Environmental
              Improvement (Metropolitan Biosolids
              Management)                                6.000       11/01/2015   11/01/2010(A)      12,290,315
  1,500,000   IL COPs(1)                                 6.375       07/01/2017   07/01/2010(A)       1,503,450
     15,000   IL Dept. of Central Mangement
              Services COP(1)                            6.200       07/01/2014   07/01/2010(A)          15,061
  7,245,000   IL Dept. of Central Mangement
              Services COP(1)                            6.200       07/01/2017   07/01/2010(A)       7,329,549
    565,000   IL Devel. Finance Authority (Adams
              County Mental Health Center/Adult
              Comprehensive Human Services
              Obligated Group)(1)                        6.000       07/01/2015   01/01/2011(A)         566,215
     10,000   IL Devel. Finance Authority
              (Community Rehabilitation
              Providers)(1)                              5.700       07/01/2019   04/12/2017(B)           9,821
      5,000   IL Devel. Finance Authority
              (Community Rehabilitation
              Providers)(1)                              6.050       07/01/2019   07/01/2010(A)           5,002
      5,000   IL Devel. Finance Authority (Lester &
              Rosalie Anixter Center/CCAR
              Industries Obligated Group)(1)             5.500       07/01/2012   07/01/2010(A)           5,006
  2,000,000   IL Devel. Finance Authority (Provena
              Health)(1)                                 5.750       05/15/2013   11/15/2010(A)       2,004,280
  4,835,000   IL Devel. Finance Authority (Provena
              Health)(1)                                 5.750       05/15/2014   11/15/2010(A)       4,844,041
  2,750,000   IL Devel. Finance Authority (Provena
              Health)(1)                                 5.750       05/15/2015   11/15/2010(A)       2,754,455


                  23 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Illinois Continued
$   350,000   IL Devel. Finance Authority (Provena
              Health)(1)                                 5.750%      05/15/2016   11/15/2010(A)  $      350,438
    550,000   IL Devel. Finance Authority
              (Roosevelt University)(1)                  5.250       04/01/2022   04/01/2017(A)         549,951
     30,000   IL Devel. Finance Authority (Round
              Lake)(1)                                   5.450       01/01/2019   07/01/2010(A)          30,104
 23,605,000   IL Devel. Finance Authority
              Environmental Facilities (Citgo
              Petroleum Corp.)(1)                        8.000       06/01/2032   06/01/2012(A)      24,100,469
    240,000   IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)           5.400       03/01/2028   03/01/2011(A)         239,993
 11,555,000   IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)(1)        5.700       02/01/2024   08/01/2010(A)      11,557,773
     80,000   IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)(1)                                5.000       02/01/2028   02/01/2028             72,834
    285,000   IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)(1)                                5.500       12/01/2026   12/01/2026            277,185
  1,200,000   IL Educational Facilities Authority
              (Augustana College)(1)                     5.625       10/01/2022   10/01/2012(A)       1,222,596
     50,000   IL Educational Facilities Authority
              (Robert Morris College)                    5.250       06/01/2014   12/01/2010(A)          50,115
    100,000   IL Educational Facilities Authority
              (Robert Morris College)                    5.375       06/01/2015   12/01/2010(A)         100,217
 16,790,000   IL Finance Authority (Resurrection
              Health)(1)                                 6.125       05/15/2025   05/15/2019(A)      17,119,924
  6,160,000   IL Finance Authority (RUMC/RCMC/RCF
              ObligatedGroup)(1)                         6.625       11/01/2039   05/01/2019(A)       6,652,677
     15,000   IL Health Facilities Authority
              (Beverly FarmFoundation)(1)                6.250       08/20/2031   08/20/2010(A)          15,027
     25,000   IL Health Facilities Authority (Holy
              Family Medical Center)(1)                  5.125       08/15/2017   08/15/2010(A)          25,009
  5,130,000   IL Health Facilities Authority
              (Ingalls Health System)(1)                 6.250       05/15/2014   11/15/2010(A)       5,176,016
  8,415,000   IL Health Facilities Authority
              (Loyola University Health System)(1)       5.375       07/01/2017   07/01/2010(A)       8,420,554
  1,670,000   IL Health Facilities Authority
              (Methodist Medical Center of
              Illinois)(1)                               5.500       11/15/2014   11/15/2010(B)       1,674,158
    305,000   IL Health Facilities Authority (Sarah
              Bush Lincoln Health Center)                5.750       02/15/2022   02/15/2011(A)         305,159
     50,000   IL Health Facilities Authority (Sarah
              Bush Lincoln Health Center)(1)             6.000       02/15/2026   08/15/2010(A)          50,025
     25,000   IL Health Facilities Authority
              (Sherman Health System)(1)                 5.250       08/01/2027   09/07/2025(B)          22,812
    500,000   IL Health Facilities Authority
              (Sherman Health System)(1)                 5.500       08/01/2012   08/01/2010(A)         500,865


                  24 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Illinois Continued
$    45,000   IL Hsg. Devel. Authority (Homeowner
              Mtg.)(1)                                   5.500%      08/01/2026   10/01/2010(C)  $       47,883
    200,000   IL Hsg. Devel. Authority, Series
              C-2(1)                                     5.250       08/01/2022   08/01/2012(A)         202,192
    270,000   IL Metropolitan Pier & Exposition
              Authority(1)                               5.250       06/15/2027   06/15/2010(A)         270,151
  8,400,000   IL Metropolitan Pier & Exposition
              Authority                                  5.375       06/01/2014   12/01/2010(A)       8,428,224
    170,000   IL Metropolitan Pier & Exposition
              Authority                                  6.500       06/15/2022   12/15/2010(A)         170,678
      5,000   IL Metropolitan Pier & Exposition
              Authority                                  6.500       06/15/2022   12/01/2010(A)           5,020
     65,000   IL Metropolitan Pier & Exposition
              Authority                                  6.500       06/15/2022   12/01/2010(A)          65,259
    565,000   IL Metropolitan Pier & Exposition
              Authority(1)                               6.500       06/15/2027   12/01/2010(A)         566,695
    170,000   IL Metropolitan Pier & Exposition
              Authority(1)                               6.500       06/15/2027   12/15/2010(A)         170,510
  1,130,000   IL Metropolitan Pier & Exposition
              Authority(1)                               6.500       06/15/2027   12/01/2010(A)       1,133,390
     50,000   IL Metropolitan Pier & Exposition
              Authority (McCormick Place
              Exposition)(1)                             5.250       12/15/2028   12/15/2010(A)          50,516
 17,785,000   IL Metropolitan Pier & Exposition
              Authority (McCormick Place Exposition)     5.500       12/15/2024   12/15/2010(A)      18,028,477
     45,000   IL Metropolitan Pier & Exposition
              Authority (McCormick Place
              Exposition)(1)                             5.500       12/15/2024   12/15/2010(A)          45,614
     25,000   IL Sales Tax(1)                            5.000       06/15/2016   12/01/2010(A)          25,095
  2,795,000   IL Sales Tax                               5.250       06/15/2018   12/01/2010(A)       2,806,152
     25,000   IL Sales Tax, Series U(1)                  5.000       06/15/2012   12/01/2010(A)          25,095
     90,000   Joliet, IL GO(1)                           6.250       01/01/2011   07/01/2010(A)          92,124
     35,000   Lake County, IL HFC, Series A              6.800       05/01/2023   11/01/2010(A)          35,060
  4,510,000   Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)(1)             5.500       01/01/2020   08/11/2018(B)       3,542,695
     30,000   Rockford, IL Mtg. (Faust Landmark
              Apartments)(1)                             6.750       01/01/2018   07/01/2010(A)          30,053
    150,000   Southwestern IL Devel. Authority
              (Illinois-American Water Company)(1)       5.000       02/01/2028   02/01/2028            145,554
     50,000   Will-Kankakee, IL Regional Devel.
              Authority (Consumers Illinois Water
              Company)(1)                                5.400       09/01/2030   09/01/2030             47,693
                                                                                                 --------------
                                                                                                    336,731,918
                                                                                                 --------------
Indiana--0.7%
     90,000   De Kalb County, IN Redevel.
              Authority(1)                               6.000       07/15/2018   07/01/2010(A)          90,158
  2,420,000   East Chicago, IN Exempt Facilities
              (Inland Steel Company)(1)                  6.700       11/01/2012   11/01/2012          2,363,299


                  25 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Indiana Continued
$    30,000   Fort Wayne, IN Sewage Works(1)             5.000%      08/01/2012   08/01/2010(A)  $       30,094
     60,000   Frankfort, IN Middle Schools Building
              Corp.                                      5.500       07/10/2010   07/01/2010(A)          60,076
  3,260,000   Hammond, IN Local Public Improvement
              District(1)                                6.500       08/15/2025   08/15/2015(A)       3,371,883
  2,250,000   Hammond, IN Redevel. District (Marina
              Area)(1)                                   6.000       01/15/2017   05/10/2015(B)       2,301,863
     35,000   IN Health Facility Financing
              Authority (Community Hospital of
              Anderson)(1)                               6.000       01/01/2014   12/01/2010(A)          35,086
    165,000   IN Health Facility Financing
              Authority (Community Hospital of
              Anderson)(1)                               6.000       01/01/2023   07/01/2010(A)         165,142
    570,000   IN Health Facility Financing
              Authority (Kings Daughters Hospital
              Assoc.)(1)                                 5.625       08/15/2027   04/03/2020(B)         544,926
     55,000   IN Health Facility Financing
              Authority (Munster Medical Research
              Foundation/St. Catherine Hospital
              Obligated Group)(1)                        5.500       08/01/2013   08/01/2012(A)          56,920
     25,000   IN HFA (Single Family Mtg.)(1)             5.250       07/01/2023   07/01/2011(A)          25,169
      5,000   IN HFA (Single Family Mtg.)(1)             5.600       07/01/2021   01/01/2011(A)           5,108
    315,000   IN Hsg. & Community Devel. Authority
              (Single Family Mtg.)(1)                    5.250       01/01/2037   06/14/2012(A)         331,197
     90,000   IN Hsg. & Community Devel. Authority
              (Single Family Mtg.)(1)                    6.450       01/01/2040   11/01/2014(C)          97,497
    360,000   IN Municipal Power Agency, Series A        5.300       01/01/2023   07/01/2010(A)         361,145
    535,000   Madison County, IN Hospital Authority
              (Community Hospital of Anderson)(1)        8.000       01/01/2014   01/01/2011(A)         537,343
     25,000   Perry County, IN Redevel. Authority(1)     6.000       02/01/2012   02/01/2011(A)          25,076
  5,000,000   Petersburg, IN Pollution Control
              (Indianapolis Power & Light
              Company)(1)                                5.900       12/01/2024   08/01/2011(A)       5,129,200
    300,000   Petersburg, IN Pollution Control
              (Indianapolis Power & Light
              Company)(1)                                6.375       11/01/2029   08/01/2015(A)         307,698
  2,565,000   St. Joseph County, IN Economic Devel.
              (Madison Center)(1)                        5.450       02/15/2017   02/15/2011(B)       2,486,768
  2,340,000   St. Joseph County, IN Economic Devel.
              (Madison Center)(1)                        5.500       02/15/2021   02/15/2011(B)       2,160,241
                                                                                                 --------------
                                                                                                     20,485,889
                                                                                                 --------------
Iowa--0.1%
     15,000   Des Moines, IA Aviation System,
              Series B(1)                                5.125       07/01/2018   07/01/2010(A)          15,014
  2,000,000   Estherville, IA Hospital (Avera Holy
              Family Health)(1)                          6.250       07/01/2026   07/01/2012(A)       2,016,040


                  26 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Iowa Continued
$   130,000   IA Finance Authority (Genesis Medical
              Center)(1)                                 5.200%      07/01/2022   07/01/2010(A)  $      130,454
     20,000   IA Finance Authority (Trinity
              Health)(1)                                 6.000       12/01/2027   12/01/2011(A)          20,336
    800,000   IA Finance Authority Retirement
              Community (Friendship Haven)(1)            5.250       11/15/2014   11/26/2013(B)         796,712
     75,000   IA Student Loan Liquidity Corp.(1)         6.125       12/01/2011   12/01/2010(A)          75,278
                                                                                                 --------------
                                                                                                      3,053,834
                                                                                                 --------------
Kansas--1.5%
     65,000   KS Devel. Finance Authority Health
              Facilities (St. Lukes/Shawnee Mission
              Health System)(1)                          5.375       11/15/2026   11/15/2010(A)          65,056
    115,000   La Cygne, KS Pollution Control
              (Kansas Gas & Electric Company)(1)         5.100       03/01/2023   09/01/2010(A)         115,066
    660,000   Pittsburgh, KS Transportation Devel.
              District (N. Broadway-Pittsburgh Town
              Center)(1)                                 4.800       04/01/2027   08/18/2020(B)         480,863
  5,305,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(2)                    5.250       12/01/2038   06/01/2017(A)       5,569,677
  6,220,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(2)                    5.250       12/01/2038   02/29/2012(C)       6,506,426
  4,675,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(2)                    5.550       06/01/2038   07/11/2019(A)       4,866,585
    480,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(1)                    5.650       12/01/2036   08/01/2011(C)         502,349
 12,055,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(2)                    5.800       12/01/2038   06/01/2015(C)      12,708,170
  9,825,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(2)                    5.875       06/01/2039   06/01/2020(A)      10,400,935
    140,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)(1)                    6.950       06/01/2029   04/01/2014(C)         150,564
     15,000   Shawnee, KS Multifamily Hsg.
              (Thomasbrook Apartments)(1)                5.500       04/01/2024   10/01/2010(A)          15,010
                                                                                                 --------------
                                                                                                     41,380,701
                                                                                                 --------------
Kentucky--1.1%
    150,000   Jefferson County, KY Health
              Facilities (JHHS)(1)                       5.750       01/01/2026   07/01/2010(A)         150,063
     55,000   Jefferson County, KY Health
              Facilities (JHHS/JHP/JHF Obligated
              Group)(1)                                  5.700       01/01/2021   07/01/2010(A)          55,053
  2,535,000   Jefferson County, KY Health
              Facilities (University Medical
              Center)(1)                                 5.500       07/01/2017   07/01/2010(A)       2,537,991
    120,000   Kenton County, KY Airport (Delta
              Airlines)(5)                               8.000       12/01/2015   02/01/2012                  1
    740,000   KY Area Devel. Districts (City of
              Ewing)(1)                                  5.700       06/01/2015   12/01/2010(A)         757,434
     50,000   KY EDFA (Pikeville Medical Center)(1)      5.625       02/01/2017   07/01/2010(A)          50,060
    110,000   KY EDFA (Pikeville Medical Center)(1)      5.700       02/01/2028   08/01/2010(A)         110,025


                  27 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Kentucky Continued
$    20,000   KY Hsg. Corp.(1)                           5.300%      07/01/2018   07/01/2010(A)  $       20,511
     15,000   KY Hsg. Corp.(1)                           5.350       01/01/2021   07/01/2011(A)          15,119
     15,000   KY Hsg. Corp.(1)                           5.450       07/01/2022   01/01/2012(A)          15,185
     15,000   KY Hsg. Corp., Series C(1)                 5.375       07/01/2027   01/01/2012(A)          15,169
     65,000   KY Infrastructure Authority(1)             5.700       06/01/2013   12/01/2010(A)          65,912
 26,220,000   Louisville & Jefferson County, KY
              Metropolitan Government Health
              Facilities (Jewish Hospital & St.
              Mary's Healthcare)(1)                      6.000       02/01/2022   02/01/2013(A)      27,142,944
    100,000   Madison County, KY Industrial
              Building (McCready Manor)                  5.300       06/01/2011   12/01/2010(A)         101,287
                                                                                                 --------------
                                                                                                     31,036,754
                                                                                                 --------------
Louisiana--4.2%
    145,000   Caddo Parish, LA Industrial Devel.
              Board (Pennzoil Products Company)(1)       5.600       12/01/2028   12/01/2010(A)         145,068
     70,000   Calcasieu Parish, LA Industrial
              Devel. Board (Citgo Petroleum
              Corp.)(1)                                  6.000       07/01/2023   07/01/2023             66,372
    255,000   Calcasieu Parish, LA Industrial
              Devel. Board (ConocoPhillips Holding
              Company/E.I. Dupont de Nemours
              Obligated Group)(1)                        5.750       12/01/2026   12/01/2010(A)         255,128
    435,000   Calcasieu Parish, LA Public Trust
              Authority(1)                               5.000       04/01/2028   04/01/2016(C)         444,674
    190,000   De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)(1)                                5.600       11/01/2022   11/01/2022            189,649
    140,000   De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)(1)                                6.375       05/01/2025   05/01/2012(A)         141,957
     10,000   De Soto Parish, LA Pollution Control
              (Cleco Utility Group)(1)                   5.875       09/01/2029   09/01/2011(A)          10,033
     35,000   East Baton Rouge, LA Mtg. Finance
              Authority (Single Family Mtg.)(1)          5.500       10/01/2025   10/01/2010(A)          35,029
     75,000   Iberville Parish, LA Pollution
              Control (Entergy Gulf States)(1)           5.700       01/01/2014   01/01/2014             74,994
    465,000   Jefferson Parish, LA Home Mtg.
              Authority (Single Family Mtg.)(1)          5.875       12/01/2021   02/01/2012(C)         480,540
  2,900,000   LA HFA (La Chateau)(1)                     6.000       09/01/2017   09/25/2014(B)       2,992,655
  2,000,000   LA HFA (La Chateau)(1)                     6.000       09/01/2020   09/01/2019(A)       2,043,640
    215,000   LA HFA (Single Family Mtg.)(1)             5.800       06/01/2035   02/01/2012(C)         232,172
     10,000   LA HFA (Single Family Mtg.)(1)             5.900       12/01/2011   12/01/2010(C)          10,265
    900,000   LA HFA (Single Family Mtg.)(1)             6.375       06/01/2033   06/01/2012(C)         946,062
     20,000   LA HFA (St. Dominic Assisted Care)(1)      6.300       09/01/2015   09/01/2010(A)          20,043
     20,000   LA HFA (St. Dominic Assisted Care)(1)      6.950       09/01/2036   09/01/2010(A)          20,387
  2,070,000   LA Local Government EF&CD Authority
              (Bellemont Apartments)(1)                  6.000       09/01/2022   05/22/2018(B)       1,827,748


                  28 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Louisiana Continued
$ 6,455,000   LA Public Facilities Authority
              (Centenary College)(1)                     5.625%      02/01/2019   01/09/2015(B)  $    6,087,388
  6,000,000   LA Public Facilities Authority
              (Louisiana Water Company)(1)               5.450       02/01/2013   08/01/2010(A)       6,014,820
    245,000   LA Public Facilities Authority (Touro
              Infirmary)(1)                              5.625       08/15/2029   07/18/2026(B)         188,861
  7,500,000   LA State Citizens Property
              Insurance(1)                               6.125       06/01/2024   06/01/2013(A)       8,172,225
    480,000   LA State University & Agricultural &
              Mechanical College (Health Sciences
              Center)(1)                                 6.200       05/01/2020   11/01/2010(A)         486,758
 37,070,000   LA Tobacco Settlement Financing Corp.
              (TASC)(1)                                  5.875       05/15/2039   09/27/2016(B)      36,384,946
 47,780,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                           5.500       05/15/2030   05/15/2012(A)      47,208,073
  2,000,000   Morehouse Parish, LA Pollution
              Control (International Paper
              Company)(1)                                5.250       11/15/2013   11/15/2013          2,150,680
     25,000   New Orleans, LA Exhibit Hall Special
              Tax (Ernest N. Morial)                     5.250       07/15/2011   01/15/2011(A)          25,033
    230,000   New Orleans, LA Exhibit Hall Special
              Tax (Ernest N. Morial)(1)                  5.600       07/15/2025   10/02/2022(B)         212,805
     15,000   New Orleans, LA Finance Authority
              (Single Family Mtg.)(1)                    5.350       12/01/2028   08/20/2010(B)          14,982
      5,000   New Orleans, LA Home Mtg. Authority
              (Single Family Mtg.)(1)                    6.000       12/01/2021   12/01/2010(A)           5,119
     30,000   New Orleans, LA Sewage Service(1)          5.400       06/01/2017   12/01/2010(A)          30,004
     50,000   New Orleans, LA Sewage Service(1)          5.500       06/01/2019   12/01/2010(A)          50,043
     15,000   Orleans Parish, LA Parishwide School
              District(1)                                5.000       09/01/2014   09/01/2014             15,015
     70,000   Orleans Parish, LA Parishwide School
              District(1)                                5.000       09/01/2015   09/01/2015             70,054
     15,000   Orleans Parish, LA Parishwide School
              District(1)                                5.125       09/01/2021   09/13/2020(B)          14,805
     55,000   Orleans Parish, LA Parishwide School
              District(1)                                5.125       09/01/2022   10/10/2020(B)          53,899
     50,000   Orleans Parish, LA Parishwide School
              District(1)                                5.300       09/01/2014   09/01/2010(A)          50,064
    170,000   Orleans Parish, LA Parishwide School
              District(1)                                5.375       09/01/2017   09/01/2010(A)         170,080
     15,000   Orleans Parish, LA School Board            5.300       09/01/2012   09/01/2010(A)          15,008
    110,000   Orleans Parish, LA School Board(1)         5.300       09/01/2013   09/01/2010(A)         110,030
    120,000   Orleans Parish, LA School Board,
              Series B(1)                                5.200       02/01/2014   01/18/2012(B)         119,989
    340,000   Shreveport, LA Hsg. Authority (U.S.
              Goodman Plaza)(1)                          6.100       08/01/2019   12/26/2015(B)         250,968
      5,000   Shreveport, LA Hsg. Authority (U.S.
              Goodman Plaza)(1)                          6.125       08/01/2010   08/01/2010              4,983


                  29 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Louisiana Continued
$    30,000   Slidell, LA Utilities(1)                   5.550%      04/01/2016   10/01/2010(A)  $       30,066
     30,000   St. John Baptist Parish, LA (USX
              Corp.)(1)                                  5.350       12/01/2013   12/01/2013             29,998
     55,000   West Feliciana Parish, LA Pollution
              Control (Entergy Gulf States)(1)           5.800       12/01/2015   12/01/2010(A)          55,180
     55,000   West Feliciana Parish, LA Pollution
              Control (Entergy Gulf States)(1)           5.800       04/01/2016   10/01/2010(A)          55,061
                                                                                                 --------------
                                                                                                    118,013,353
                                                                                                 --------------
Maine--0.3%
  1,800,000   Jay, ME Environmental Improvement
              (International Paper Company)(1)           6.250       09/01/2023   09/01/2010(A)       1,802,394
    345,000   Jay, ME Solid Waste Disposal
              (International Paper Company)(1)           5.125       06/01/2018   06/01/2013(A)         346,563
  5,025,000   Jay, ME Solid Waste Disposal
              (International Paper Company)(1)           6.200       09/01/2019   09/01/2011(A)       5,086,556
  2,000,000   ME Finance Authority Solid Waste
              Recycling Facilities (Great Northern
              Paper)(5,6)                                7.750       10/01/2022   10/01/2022            480,000
      5,000   ME H&HEFA, Series A(1)                     5.875       07/01/2025   07/01/2010(A)           5,020
     15,000   ME H&HEFA, Series A                        6.000       07/01/2024   07/01/2010(A)          15,062
     20,000   ME Hsg. Authority                          5.375       11/01/2012   05/15/2012(A)          20,060
     15,000   ME Municipal Bond Bank, Series B(1)        5.850       11/01/2020   12/01/2010(A)          15,065
     25,000   Winslow, ME (Crowe Rope Industries)        6.000       03/01/2012   09/01/2010(A)          25,085
                                                                                                 --------------
                                                                                                      7,795,805
                                                                                                 --------------
Maryland--0.5%
     75,000   Baltimore, MD Port Facilities (E.I.
              DuPont de Nemours)                         6.500       10/01/2011   10/01/2010(A)          75,209
    655,000   Baltimore, MD Port Facilities (E.I.
              DuPont de Nemours)                         6.500       10/01/2011   10/01/2010(A)         656,827
    430,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.125       04/01/2021   04/01/2011(A)         432,610
     90,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.150       03/01/2018   03/01/2011(A)          90,417
      5,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.350       07/01/2041   01/01/2011(A)           5,006
     25,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.375       09/01/2024   03/01/2011(A)          25,121
    245,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)         5.650       07/01/2039   03/01/2011(A)         245,120


                  30 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Maryland Continued
$ 5,030,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.750%      09/01/2039   03/01/2019(A)  $    5,313,390
      5,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      5.850       07/01/2014   07/01/2010(A)           5,008
  2,600,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      6.000       07/01/2039   10/01/2010(A)       2,602,470
    275,000   MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)      6.250       07/01/2031   07/01/2010(A)         275,270
  1,455,000   MD H&HEFA (Anne Arundel Medical
              Center)(1)                                 5.125       07/01/2028   07/01/2010(A)       1,456,164
     65,000   MD H&HEFA (Johns Hopkins Hospital)(1)      5.500       07/01/2026   01/01/2011(A)          65,025
     50,000   MD H&HEFA (Medlantic/Helix Parent)(1)      5.250       08/15/2013   08/15/2010(A)          50,131
     55,000   MD Industrial Devel. Financing
              Authority (Bon Secours Health
              System)(1)                                 5.500       08/15/2020   08/15/2010(A)          55,046
     10,000   Montgomery County, MD Hsg.
              Opportunities Commission (Multifamily
              Mtg.), Series B(1)                         6.400       07/01/2028   07/01/2010(A)          10,014
  1,200,000   Montgomery County, MD Hsg.
              Opportunities Commission (Single
              Family Mtg.)(1)                            5.750       07/01/2029   12/13/2011(C)       1,294,416
     80,000   Prince Georges County, MD Hsg.
              Authority (Langley Gardens
              Apartments)(1)                             5.750       08/20/2029   09/02/2024(B)          79,902
      5,000   Prince Georges County, MD Hsg.
              Authority (Single Family)(1)               6.150       08/01/2019   09/01/2010(C)           5,007
     10,000   Prince Georges County, MD Hsg.
              Authority (University Landing
              Apartments)(1)                             6.000       09/20/2029   09/20/2010(A)          10,169
                                                                                                 --------------
                                                                                                     12,752,322
                                                                                                 --------------
Massachusetts--1.8%
     35,000   MA Devel. Finance Agency (Curry
              College)(1)                                6.000       03/01/2031   03/01/2011(A)          35,117
  2,800,000   MA Devel. Finance Agency (Springfield
              Res Rec)(1)                                5.625       06/01/2019   12/01/2010(A)       2,831,248
  3,840,000   MA Devel. Finance Agency (VOA Ayer)(1)     6.200       02/20/2046   02/20/2020(A)       4,023,782
  9,430,000   MA Educational Financing Authority(1)      5.300       01/01/2016   07/01/2010(A)       9,441,976
      5,000   MA H&EFA (Beverly Hospital Corp.)(1)       5.625       07/01/2013   07/01/2010(A)           5,008
     70,000   MA H&EFA (Cape Cod Healthcare)(1)          5.450       11/15/2023   10/22/2019(B)          67,103


                  31 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Massachusetts Continued
$    50,000   MA H&EFA (Capital Asset Program)(1)        1.719%(8)   07/01/2030   10/14/2019(B)  $       40,390
    215,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
              Obligated Group)(1)                        5.625       07/01/2020   08/10/2018(B)         212,654
    155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
              Obligated Group)(1)                        5.700       07/01/2015   05/15/2012(A)         155,913
 17,300,000   MA H&EFA (Hebrew College)                  0.600(8)    07/01/2031   10/20/2024(B)       9,824,670
  1,500,000   MA H&EFA (Lowell General Hospital)(1)      5.250       06/01/2016   12/01/2010(A)       1,502,625
  1,350,000   MA H&EFA (Nichols College)(1)              6.000       10/01/2017   10/01/2011(A)       1,362,650
    180,000   MA H&EFA (Schepens Eye Research
              Institute)(1)                              6.500       07/01/2028   07/01/2012(A)         181,557
  1,355,000   MA H&EFA (Valley Regional Health
              System)(1)                                 5.750       07/01/2018   01/23/2017(B)       1,353,279
    950,000   MA H&EFA (Valley Regional Health
              System)(1)                                 6.375       07/01/2014   07/01/2010(A)         951,264
    210,000   MA H&EFA (VC/TC/FRS/VCS Obligated
              Group)(1)                                  5.250       11/15/2018   12/22/2016(B)         208,165
  3,005,000   MA HFA (Rental Mtg.)(1)                    5.600       01/01/2045   07/01/2012(A)       3,030,422
     15,000   MA HFA (Rental)(1)                         6.050       07/01/2020   01/01/2011(A)          15,006
  4,300,000   MA HFA (Rental)(1)                         6.150       07/01/2032   07/01/2010(A)       4,301,333
     30,000   MA HFA (Rental)(1)                         6.250       07/01/2040   07/01/2010(A)          30,016
    210,000   MA HFA, Series A(1)                        5.150       12/01/2011   12/01/2010(A)         210,353
     35,000   MA HFA, Series A(1)                        5.500       07/01/2040   02/24/2035(B)          29,560
  2,000,000   MA HFA, Series A(1)                        6.000       07/01/2041   01/01/2011(A)       2,005,580
  4,160,000   MA HFA, Series H(1)                        6.650       07/01/2041   07/01/2010(A)       4,164,784
    505,000   MA Industrial Finance Agency (Arbors
              at Taunton)(1)                             5.300       06/20/2019   06/20/2011(A)         510,111
    260,000   MA Industrial Finance Agency (Avon
              Associates)(1)                             5.375       04/01/2020   10/01/2010(A)         260,172
    470,000   MA Industrial Finance Agency
              (Massachusetts American Water Company)     6.250       12/01/2010   12/01/2010            470,855
    930,000   MA Industrial Finance Agency
              (Massachusetts American Water
              Company)(1)                                6.750       12/01/2025   12/01/2010(A)         930,298
  2,155,000   MA Industrial Finance Agency
              (Massachusetts American Water
              Company)(1)                                6.900       12/01/2029   12/01/2010(A)       2,155,453
    225,000   MA Port Authority (US Airways)(1)          5.750       09/01/2016   10/12/2014(B)         212,045
    435,000   MA Port Authority (US Airways)(1)          6.000       09/01/2021   10/13/2019(B)         379,820
    835,000   MA Turnpike Authority, Series A            5.550       01/01/2017   07/01/2010(A)         838,574
                                                                                                 --------------
                                                                                                     51,741,783
                                                                                                 --------------


                  32 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Michigan--2.0%
$   500,000   Detroit, MI GO(1)                          5.250%      04/01/2014   04/01/2014     $      493,605
    225,000   Detroit, MI Local Devel. Finance
              Authority (Chrysler Corp.)(1)              5.375       05/01/2018   08/27/2014(B)         136,906
  3,070,000   Dickinson County, MI Healthcare
              System(1)                                  5.700       11/01/2018   11/01/2011(A)       3,082,648
     20,000   Farmington Hills, MI EDC (Botsford
              General Hospital)(1)                       5.700       02/15/2015   08/15/2010(A)          20,027
    155,000   Flint, MI Hospital Building Authority
              (Hurley Medical Center)(1)                 5.375       07/01/2020   01/23/2019(B)         145,860
     10,000   Huron Shore, MI Regional Utility
              Authority (Water& Sewer System)(1)         5.625       05/01/2015   11/01/2010(A)          10,210
     15,000   Kalamazoo, MI (Downtown Devel.)(1)         6.000       04/01/2013   10/01/2010(A)          15,191
     20,000   MI Higher Education Student Loan
              Authority(1)                               5.400       06/01/2018   12/01/2010(A)          20,013
    250,000   MI Hospital Finance Authority
              (Detroit Medical Center Obligated
              Group)(1)                                  5.250       08/15/2028   07/25/2027(B)         198,490
     50,000   MI Hospital Finance Authority
              (Holland Community Hospital)(1)            5.625       01/01/2028   07/01/2010(A)          50,011
  1,025,000   MI Hospital Finance Authority
              (Memorial Hospital)(1)                     5.875       11/15/2021   11/15/2010(A)       1,029,408
    460,000   MI Hospital Finance Authority
              (OUH/OHP/OHS Obligated Group)(1)           6.000       04/01/2022   04/01/2013(A)         471,652
     20,000   MI Hospital Finance Authority (St.
              John Hospital)(1)                          5.750       05/15/2016   11/15/2010(A)          20,956
    480,000   MI Hsg. Devel. Authority (Rental Hsg.)     6.100       10/01/2033   10/01/2010(A)         480,259
     50,000   MI Hsg. Devel. Authority, Series A(1)      5.300       10/01/2037   04/01/2011(A)          50,073
     25,000   MI Municipal Bond Authority(1)             7.100       11/01/2014   11/01/2010(A)          25,085
    845,000   MI Public Educational Facilities
              Authority (Old Redford Academy)(1)         5.000       12/01/2013   01/05/2012(B)         852,892
 12,840,000   MI Tobacco Settlement Finance
              Authority(1)                               5.125       06/01/2022   07/12/2013(B)      11,187,364
    750,000   Mount Clemens, MI Hsg. Corp. (FHA
              Section 8), Series A(1)                    6.600       06/01/2022   12/01/2010(A)         751,253
 20,000,000   Royal Oak, MI Hospital Finance
              Authority (William Beaumont
              Hospital)(1)                               6.250       08/01/2023   08/01/2014(A)      20,902,000
  4,680,000   Saginaw, MI Hospital Finance
              Authority (Covenant Medical Center)(1)     6.500       07/01/2030   07/01/2011(A)       4,728,906
  1,750,000   Wayne County, MI Building Authority        5.250       06/01/2016   12/01/2010(A)       1,756,248
     55,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)     5.000       12/01/2019   12/01/2019             54,875


                  33 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Michigan Continued
$   830,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)        5.250%      12/01/2012   12/01/2010(A)  $      836,682
     20,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)     5.250       12/01/2014   12/01/2010(A)          20,161
     25,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)     5.250       12/01/2018   12/01/2010(A)          25,064
     10,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)     5.375       12/01/2015   12/01/2010(A)          10,086
  7,950,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)     5.375       12/01/2016   12/01/2010(A)       8,018,132
     50,000   Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)        5.375       12/01/2017   12/01/2010(A)          50,197
     25,000   Wexford County, MI Water Supply
              System(1)                                  5.850       11/01/2012   11/01/2010(A)          25,590
                                                                                                 --------------
                                                                                                     55,469,844
                                                                                                 --------------
Minnesota--2.3%
     60,000   Becker, MN Pollution Control
              (Northern States Power Company)(1)         8.500       03/01/2019   08/27/2012(A)          68,663
 58,000,000   Becker, MN Pollution Control
              (Northern States Power Company)(1)         8.500       04/01/2030   08/27/2012(A)      63,418,360
     45,000   Minneapolis, MN Multifamily Hsg.
              (Riverside Plaza)(1)                       5.100       12/20/2018   07/01/2010(A)          45,032
    150,000   MN HFA (Single Family Mtg.)                5.600       07/01/2013   07/01/2010(A)         150,446
    975,000   Olmsted County, MN Health Care
              Facilities (Olmsted Medical Group)(1)      5.550       07/01/2019   07/01/2010(A)         978,013
    885,000   St. Paul, MN Hsg. & Redevel.
              Authority (559 Capital
              Blvd./HSJH/BLMC/DRH/HESJH Obligated
              Group)(1)                                  5.700       11/01/2015   11/01/2010(A)         885,124
                                                                                                 --------------
                                                                                                     65,545,638
                                                                                                 --------------
Mississippi--0.6%
  3,000,000   Adams County, MS Environmental
              Improvement (International Paper
              Company)(1)                                6.250       09/01/2023   09/01/2011(A)       3,013,590
    285,000   Biloxi, MS Hsg. Authority (Beauvoir
              Apartments)(1)                             6.250       09/01/2031   02/03/2027(B)         186,957
    745,000   Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)(1)         6.200       07/01/2018   07/01/2010(A)         746,028
     65,000   Gulfport, MS Hospital Facility
              (Memorial Hospitalat Gulfport)(1)          6.125       07/01/2015   07/01/2010(A)          65,134
    300,000   Jackson County, MS Port Improvement(1)     5.250       05/01/2012   11/01/2010(A)         300,741


                  34 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Mississippi Continued
$   290,000   Jackson County, MS Port Improvement(1)     5.250%      05/01/2013   11/01/2010(A)  $      290,580
    100,000   MS Business Finance Corp. (Bomaine
              Corp.)(1)                                  5.750       05/01/2015   05/01/2015             98,462
  4,000,000   MS Business Finance Corp. (System
              Energy Resources)(1)                       5.875       04/01/2022   10/01/2010(A)       4,010,400
     40,000   MS Devel. Bank Special Obligation(1)       5.500       07/01/2031   07/01/2011(A)          42,042
    160,000   MS Devel. Bank Special Obligation(1)       5.500       07/01/2031   07/01/2011(A)         160,664
     10,000   MS Higher Education Assistance Corp.
              (Student Loan)(1)                          6.800       09/01/2016   09/01/2016              9,460
  2,750,000   MS Higher Education Assistance Corp.,
              Series C(1)                                6.750       09/01/2014   09/01/2014          2,647,728
    305,000   MS Home Corp. (Single Family Mtg.)         5.300       12/01/2023   07/30/2012(B)         307,379
  3,815,000   MS Home Corp. (Single Family Mtg.)(1)      6.375       12/01/2032   08/01/2018(A)       4,115,431
    140,000   MS Home Corp. (Valley State Student
              Hsg.)                                      5.200       12/01/2023   01/08/2022(B)          57,088
    105,000   MS Home Corp. (Valley State Student
              Hsg.)                                      5.300       12/01/2028   01/08/2027(B)          42,520
     15,000   MS Home Corp., Series A(1)                 6.300       06/01/2031   06/01/2014(A)          15,584
     50,000   MS Small Business Enterprise(1)            5.700       12/01/2013   12/01/2010(A)          50,134
     20,000   Tupelo, MS GO(1)                           5.900       08/01/2013   08/01/2010(A)          20,085
  1,075,000   Warren County, MS Environmental
              Improvement (International Paper
              Company)(1)                                6.250       09/01/2023   09/01/2011(A)       1,078,472
                                                                                                 --------------
                                                                                                     17,258,479
                                                                                                 --------------
Missouri--0.5%
     20,000   Bates County, MO Hospital (Bates
              County Memorial Hospital)(1)               5.700       03/01/2026   04/09/2024(B)          19,179
    175,000   Belton, MO Tax Increment (Belton Town
              Center)(1)                                 5.000       03/01/2014   09/06/2013(B)         174,640
    125,000   Belton, MO Tax Increment (Belton Town
              Center)(1)                                 5.125       03/01/2015   03/01/2015            123,918
    100,000   Belton, MO Tax Increment (Belton Town
              Center)(1)                                 5.250       03/01/2016   03/01/2016             98,502
    880,000   Branson, MO IDA (Branson Hills
              Redevel.)(1)                               6.250       05/01/2013   05/05/2011(B)         876,304
  4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District(1)                         6.750       12/01/2028   07/01/2010(A)       4,096,884
  1,170,000   Kansas City, MO Special Facilities
              (MCI Overhaul Base)(1)                     5.625       09/01/2017   09/01/2015(A)       1,224,534
  1,100,000   Kansas City, MO Tax Increment
              (Briarcliff West)(1)                       5.150       06/01/2016   08/01/2013(B)       1,063,799
    150,000   Lake of the Ozarks, MO Community
              Bridge Corp.(1)                            5.250       12/01/2026   03/24/2024(B)         106,016
     20,000   Lees Summit, MO Tax (Summitwoods
              Crossing)(1)                               6.250       05/01/2017   11/01/2010(A)          20,000


                  35 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Missouri Continued
$   995,000   Maplewood, MO Tax (Maplewood South
              Redevel.)(1)                               5.200%      11/01/2022   09/01/2012(B)  $      870,038
     10,000   MO Environmental Improvement & Energy
              Resources Authority                        5.100       01/01/2011   07/01/2010(A)          10,030
     25,000   MO Environmental Improvement & Energy
              Resources Authority                        5.125       01/01/2019   07/01/2010(A)          25,084
    215,000   MO Environmental Improvement & Energy
              Resources Authority
              (Missouri-American Water Company)(1)       5.900       03/01/2030   09/01/2010(A)         215,077
    320,000   MO Environmental Improvement & Energy
              Resources Authority (St. Joseph Light
              & Power)(1)                                5.850       02/01/2013   08/01/2010(A)         320,778
     85,000   MO H&EFA (FHS)(1)                          5.500       02/15/2024   08/15/2010(A)          85,265
    400,000   MO H&EFA (Lake Ozarks General
              Hospital)                                  5.100       02/15/2018   02/15/2011(A)         400,036
     25,000   MO H&EFA (St. Lukes-Shawnee Mission
              Health System)(1)                          5.375       11/15/2021   11/15/2010(A)          25,021
     10,000   MO HDC (Single Family Mtg.)(1)             6.200       09/01/2025   11/20/2010(C)          10,473
     20,000   MO HDC (Truman Farm Villas)                5.750       10/01/2011   10/01/2010(A)          20,049
     10,000   MO Hsg. Devel. Commission (Single
              Family)(1)                                 6.450       09/01/2027   09/01/2010(A)          10,012
    200,000   Raymore, MO Tax Increment(1)               5.000       03/01/2012   03/01/2012            195,584
    300,000   Raymore, MO Tax Increment(1)               5.000       03/01/2013   03/01/2013            286,848
    275,000   Raymore, MO Tax Increment(1)               5.125       03/01/2014   03/01/2014            258,918
    230,000   Raymore, MO Tax Increment(1)               5.125       03/01/2015   03/01/2015            211,032
  2,120,000   Richmond Heights, MO Tax Increment &
              Transportation Sales Tax(1)                5.200       11/01/2021   07/21/2015(B)       1,902,382
     35,000   Sikeston, MO Electric(1)                   5.000       06/01/2022   01/21/2020(B)          34,315
     55,000   St. Charles County, MO IDA (Ashwood
              Apartments)(1)                             5.600       04/01/2030   10/01/2010(A)          55,024
    500,000   St. Joseph, MO IDA (Shoppes at North
              Village)(1)                                5.100       11/01/2019   06/06/2018(B)         478,265
    100,000   St. Louis, MO Airport (Lambert-St.
              Louis International Airport)(1)            6.250       07/01/2029   07/01/2019(A)         105,778
    675,000   Strother, MO Interchange
              Transportation Devel. District (Lees
              Summit)(1)                                 5.000       05/01/2024   02/03/2012(B)         547,216
     10,000   University City, MO IDA (Canterbury
              Gardens)                                   5.900       12/20/2020   12/20/2010(A)          10,002
                                                                                                 --------------
                                                                                                     13,881,003
                                                                                                 --------------
Montana--0.3%
    215,000   Crow, MT Finance Authority (Tribal)(1)     5.700       10/01/2027   10/01/2010(A)         215,221
     15,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   5.450       06/01/2027   12/01/2010(A)          15,006


                  36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Montana Continued
$   885,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   5.600%      12/01/2023   12/01/2010(A)  $      904,107
      5,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   5.750       06/01/2030   12/01/2010(A)           5,184
  2,155,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   5.750       12/01/2035   06/24/2012(C)       2,271,866
     10,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   5.900       06/01/2020   12/01/2010(A)          10,423
  2,100,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   6.000       12/01/2029   12/01/2010(A)       2,155,713
     10,000   MT Board of Hsg. (Single Family
              Mtg.)(1)                                   6.250       12/01/2020   12/01/2010(A)          10,197
  2,330,000   MT Higher Education Student
              Assistance Corp.                           6.400       12/01/2032   12/01/2032          2,305,791
                                                                                                 --------------
                                                                                                      7,893,508
                                                                                                 --------------
Multi States--0.8%
 10,000,000   Centerline Equity Issuer Trust(1,9)        6.000       04/30/2015   04/30/2015         10,422,400
  6,000,000   Munimae TE Bond Subsidiary(1)              5.125       11/29/2049   09/30/2015(D)       4,919,880
  8,000,000   Munimae TE Bond Subsidiary(1)              5.300       11/29/2049   09/30/2015(D)       5,775,040
  3,000,000   Munimae TE Bond Subsidiary(1)              5.500       11/29/2049   09/30/2015(B)       2,049,570
                                                                                                 --------------
                                                                                                     23,166,890
                                                                                                 --------------
Nebraska--0.5%
     35,000   Dawson County, NE Sanitation &
              Improvement District (IBP)(1)              5.550       02/01/2017   08/26/2015(B)          33,354
    125,000   NE Central Plains Gas Energy(1)            5.000       12/01/2013   12/01/2013            131,923
      5,000   NE Investment Finance Authority
              (Kearney Plaza)                            7.500       12/01/2023   07/01/2010(A)           5,012
      5,000   NE Investment Finance Authority
              (Multifamily Hsg.)(1)                      6.000       12/01/2015   12/01/2010(A)           5,005
     30,000   NE Investment Finance Authority
              (Multifamily Hsg.)(1)                      6.200       06/01/2028   12/01/2010(A)          30,032
     20,000   NE Investment Finance Authority
              (Single Family Hsg.)(1)                    5.350       09/01/2032   03/01/2012(A)          20,482
 12,885,000   NE Investment Finance Authority
              (Single Family Hsg.)                       5.550       09/01/2028   09/01/2010(A)      12,885,000
                                                                                                 --------------
                                                                                                     13,110,808
                                                                                                 --------------
Nevada--0.4%
     25,000   Churchill County, NV School District       5.400       05/01/2017   11/01/2010(A)          25,102
     25,000   Clark County, NV Improvement
              District(1)                                6.250       02/01/2013   02/01/2013             24,963
    400,000   Clark County, NV Industrial Devel.
              (Southwest Gas Corp.)(1)                   5.450       03/01/2038   03/01/2013(D)         419,484
  5,455,000   Las Vegas, NV Paiute Tribe, Series
              A(1)                                       6.125       11/01/2012   05/07/2011(B)       5,134,628
    200,000   Las Vegas, NV Paiute Tribe, Series
              A(1)                                       6.625       11/01/2017   11/13/2015(B)         170,708
    100,000   Las Vegas, NV Special Improvement
              District (Sumerlin Village)(1)             5.375       06/01/2014   06/01/2014             94,344


                  37 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Nevada Continued
$   250,000   Las Vegas, NV Special Improvement
              District (Sumerlin Village)(1)             5.500%      06/01/2015   06/01/2015     $      231,370
  2,540,000   NV GO(1)                                   5.000       05/15/2028   11/15/2010(A)       2,557,882
    105,000   NV Hsg. Division (Campaige Place)(1)       5.450       10/01/2018   10/01/2010(A)         105,087
     45,000   NV Hsg. Division (Multi-Unit Hsg.)(1)      5.550       10/01/2028   10/01/2010(A)          45,014
    290,000   NV Hsg. Division (Multi-Unit Hsg.)(1)      5.900       10/01/2016   10/01/2010(A)         290,441
     15,000   NV Hsg. Division (Single Family
              Mtg.)(1)                                   5.650       04/01/2022   10/01/2010(A)          15,141
      5,000   NV Hsg. Division (Single Family
              Mtg.), Series B(1)                         5.650       10/01/2021   10/01/2010(A)           5,012
     15,000   Washoe, NV HFC (Washoe Mills
              Apartments)(1)                             6.125       07/01/2022   12/01/2010(A)          15,020
  1,510,000   West Wendover, NV (Recreation
              District)(1)                               5.400       12/01/2017   12/01/2010(A)       1,510,408
                                                                                                 --------------
                                                                                                     10,644,604
                                                                                                 --------------
New Hampshire--2.7%
     15,000   Manchester, NH Hsg. & Redevel.
              Authority, Series A(1)                     6.000       01/01/2011   01/01/2011             14,972
    320,000   NH Business Finance Authority
              (Pennichuck Water Works)(1)                6.300       05/01/2022   11/01/2010(A)         320,406
 10,000,000   NH Business Finance Authority (Public
              Service Company of New Hampshire)(1)       6.000       05/01/2021   05/01/2012(A)      10,108,100
 26,100,000   NH Business Finance Authority (Public
              Service Company of New Hampshire)(1)       6.000       05/01/2021   05/01/2012(A)      26,382,141
    525,000   NH Business Finance Authority (Public
              Service Company of New Hampshire)(1)       6.000       05/01/2021   05/01/2012(A)         530,675
  4,600,000   NH Business Finance Authority (Public
              Service Company of New Hampshire)(1)       6.000       05/01/2021   05/01/2012(A)       4,649,726
  5,000,000   NH Business Finance Authority (United
              Illuminating Company)(1)                   6.875       12/01/2029   02/01/2012(D)       5,318,600
  7,000,000   NH Business Finance Authority (United
              Illuminating Company)(1)                   7.125       07/01/2027   02/01/2012(D)       7,370,930
 15,000,000   NH HE&HFA (Concord Hospital)(1)            6.000       10/01/2026   12/01/2010(A)      15,004,950
    130,000   NH HE&HFA (Dartmouth College)(1)           5.550       06/01/2023   12/01/2010(A)         130,064
    125,000   NH HE&HFA (Franklin Pierce College)(1)     5.250       10/01/2018   11/08/2016(B)         114,380
    150,000   NH HE&HFA (New Hampton School)(1)          5.250       10/01/2018   09/03/2014(B)         149,492
     60,000   NH HFA (Prescott Hills Apartments)(1)      6.150       07/01/2040   07/01/2010(A)          60,045
    190,000   NH HFA (Single Family Mtg.)(1)             5.200       01/01/2024   04/01/2016(A)         191,011
     10,000   NH HFA (Single Family Mtg.)(1)             5.450       07/01/2021   01/01/2012(A)          10,132
    825,000   NH HFA (Single Family Mtg.)(1)             5.750       01/01/2037   07/23/2012(C)         886,050


                  38 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
New Hampshire Continued
$    55,000   NH HFA (Single Family Mtg.)(1)             5.850%      07/01/2017   07/01/2010(A)  $       55,094
  3,120,000   NH HFA (Single Family Mtg.)(1)             5.850       07/01/2021   09/01/2010(C)       3,374,904
      5,000   NH HFA (Single Family Mtg.)                6.150       07/01/2011   07/01/2010(A)           5,014
     20,000   NH HFA (Single Family Mtg.)(1)             6.150       07/01/2029   12/01/2011(A)          20,608
    305,000   NH HFA (Single Family Mtg.)(1)             6.300       07/01/2031   01/01/2012(A)         324,612
  1,000,000   NH IDA (Connecticut Light & Power
              Company)(1)                                5.900       11/01/2016   11/01/2011(A)       1,001,470
     35,000   NH IDA (Connecticut Light & Power
              Company)(1)                                5.900       08/01/2018   10/01/2012(A)          35,550
                                                                                                 --------------
                                                                                                     76,058,926
                                                                                                 --------------
New Jersey--2.0%
  3,550,000   NJ EDA (Continental Airlines)(1)           6.625       09/15/2012   09/15/2012          3,563,597
  2,720,000   NJ EDA (Elizabethtown Water
              Company)(1)                                5.600       12/01/2025   12/01/2010(A)       2,720,000
    320,000   NJ EDA (Hackensack Water Company)(1)       5.800       03/01/2024   09/01/2010(A)         320,269
  2,750,000   NJ EDA (Masonic Charity Foundation of
              New Jersey)(1)                             6.000       06/01/2025   06/01/2013(A)       2,828,210
  1,030,000   NJ EDA (New Jersey American Water
              Company)(1)                                5.500       06/01/2023   12/01/2010(A)       1,031,123
  3,605,000   NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)(1)                                 6.200       07/01/2013   01/27/2012(B)       3,563,290
  5,000,000   NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)(1)                                 6.300       07/01/2023   07/01/2019(B)       4,584,700
  1,195,000   NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)                            6.125       07/01/2011   07/01/2010(A)       1,198,920
  1,245,000   NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)(1)                         6.125       07/01/2012   07/01/2010(A)       1,248,785
  1,345,000   NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)(1)                         6.200       07/01/2013   07/01/2010(A)       1,348,564
  1,430,000   NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)(1)                         6.200       07/01/2014   07/01/2010(A)       1,433,375
    445,000   NJ Health Care Facilities Financing
              Authority (Raritan Bay Medical
              Center)(1)                                 7.250       07/01/2014   03/02/2012(B)         440,158
 10,000,000   NJ Health Care Facilities Financing
              Authority (Virtual Health)(1)              6.000       07/01/2029   01/01/2014(A)      10,520,800
  2,560,000   NJ Higher Education Student
              Assistance Authority (Student
              Loans)(1)                                  6.000       06/01/2015   12/01/2010(A)       2,591,437


                  39 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
New Jersey Continued
$ 1,150,000   NJ Higher Education Student
              Assistance Authority (Student
              Loans)(1)                                  6.100%      06/01/2016   12/01/2010(A)  $    1,163,789
  4,735,000   NJ Tobacco Settlement Financing
              Corp.(1)                                   4.500       06/01/2023   03/07/2014(B)       4,276,557
  5,000,000   NJ Tobacco Settlement Financing
              Corp.(1)                                   4.625       06/01/2026   06/01/2017(B)       4,100,000
  8,695,000   Union County, NJ Utilities Authority
              (Ogden Martin Systems of Union)(1)         5.375       06/01/2013   12/01/2010(A)       8,708,477
                                                                                                 --------------
                                                                                                     55,642,051
                                                                                                 --------------
New Mexico--0.0%
     30,000   Farmington, NM Hospital (San Juan
              Medical Center/Interface, Inc.
              Obligated Group)(1)                        5.000       06/01/2016   12/01/2010(A)          30,016
     10,000   NM Mtg. Finance Authority (Bluffs at
              Tierra Contenta)(1)                        5.200       01/01/2019   10/01/2010(A)          10,006
     15,000   NM Mtg. Finance Authority (Rio Volcan
              Apartments)(1)                             5.650       07/01/2018   07/01/2010(A)          15,014
     25,000   NM Mtg. Finance Authority (Single
              Family Mtg.)(1)                            5.000       09/01/2022   03/01/2012(B)          24,980
    300,000   NM Mtg. Finance Authority (Single
              Family Mtg.)(1)                            6.200       09/01/2032   03/01/2013(A)         309,525
    505,000   NM Mtg. Finance Authority (Single
              Family Mtg.)(1)                            6.450       03/01/2033   09/01/2011(A)         532,023
     90,000   NM Mtg. Finance Authority (Single
              Family Mtg.)(1)                            6.550       09/01/2031   09/01/2010(A)          93,354
    225,000   NM Regional Hsg. Authority
              (Washington Place Apartments)(1)           5.500       08/15/2020   10/30/2017(B)         174,362
     15,000   Santa Fe, NM Single Family Mtg. (FNMA
              & GNMA Mtg. Backed Securities),
              Series A                                   6.300       11/01/2028   11/01/2010(A)          15,020
    125,000   Villa Hermosa, NM Affordable Hsg.
              Corp. (Villa Hermosa Apartments)           5.900       05/20/2027   12/14/2022(B)         108,158
                                                                                                 --------------
                                                                                                      1,312,458
                                                                                                 --------------
New York--0.1%
    500,000   NYC IDA (JFK International Airport)(1)     8.000       08/01/2012   08/01/2012            507,790
  2,500,000   Westchester County, NY Tobacco Asset
              Securitization Corp.(1)                    5.125       06/01/2045   06/01/2026(B)       1,914,300
                                                                                                 --------------
                                                                                                      2,422,090
                                                                                                 --------------
North Carolina--0.5%
     75,000   NC Eastern Municipal Power Agency,
              Series B(1)                                5.500       01/01/2021   07/01/2010(A)          75,263
     30,000   NC Eastern Municipal Power Agency,
              Series B(1)                                6.250       01/01/2023   07/01/2010(A)          30,051
  2,815,000   NC HFA(1)                                  5.750       03/01/2017   09/01/2010(A)       2,922,195
  1,620,000   NC HFA(1)                                  6.000       07/01/2016   07/01/2010(A)       1,622,349


                  40 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
North Carolina Continued
$ 5,670,000   NC HFA (Home Ownership)(1)                 5.375%      01/01/2029   07/01/2010(A)  $    5,701,752
     15,000   NC HFA (Single Family)(1)                  5.350       09/01/2028   09/01/2010(A)          15,008
     15,000   NC HFA (Single Family)                     5.375       09/01/2014   09/01/2010(A)          15,036
     85,000   NC HFA (Single Family)(1)                  5.600       09/01/2019   09/01/2010(A)          87,882
  1,620,000   NC HFA (Single Family)(1)                  6.250       09/01/2027   09/01/2010(A)       1,689,563
  1,205,000   NC HFA (Single Family)(1)                  6.250       03/01/2028   09/01/2010(A)       1,252,272
  1,000,000   Piedmont Triad, NC Airport
              Authority(1)                               6.000       07/01/2021   07/01/2010(A)       1,006,230
                                                                                                 --------------
                                                                                                     14,417,601
                                                                                                 --------------
North Dakota--0.4%
     60,000   Fargo, ND Health System (Meritcare
              Hospital/Meritcare Med Group
              Obligated Group)(1)                        5.375       06/01/2027   12/01/2010(A)          60,028
  3,370,000   Grand Forks, ND Health Care
              Facilities (United Health
              Resources)(1)                              6.125       12/01/2014   07/01/2010(A)       3,376,639
  7,510,000   Grand Forks, ND Health Care System
              (Altru Health System)(1)                   5.600       08/15/2017   08/15/2010(A)       7,515,783
    100,000   ND Board of Higher Education Student
              Services Facilities(1)                     5.500       08/01/2023   08/01/2015(A)         100,567
     60,000   ND HFA (Home Mtg.)(1)                      5.150       07/01/2014   07/01/2010(A)          60,077
     25,000   ND HFA, Series C(1)                        5.650       07/01/2013   07/01/2010(A)          25,753
     35,000   Williston, ND Health Facilities
              (Catholic Health Corp.)                    5.500       11/15/2014   11/15/2010(A)          35,132
                                                                                                 --------------
                                                                                                     11,173,979
                                                                                                 --------------
Ohio--3.4%
    100,000   Adams County, OH Valley Local School
              District(1)                                5.250       12/01/2021   12/01/2010(A)         100,328
     70,000   Akron, OH Economic Devel.(1)               5.000       12/01/2018   12/01/2010(A)          70,214
  5,000,000   Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)              0.000(3)    06/01/2037   05/28/2037(B)       3,189,150
 39,975,000   Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)              5.125       06/01/2024   01/09/2018(B)      33,816,052
  8,220,000   Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)              5.375       06/01/2024   01/09/2018(B)       7,135,946
  3,925,000   Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)              5.875       06/01/2030   12/13/2029(B)       3,081,125
     70,000   Centerville, OH GO(1)                      5.625       12/01/2026   07/01/2010(A)          70,979
  1,110,000   Cleveland-Cuyahoga County, OH Port
              Authority (Cleveland Christian
              Home)(1)                                   5.250       11/15/2015   05/15/2012(B)       1,081,073
  1,825,000   Cleveland-Cuyahoga County, OH Port
              Authority (Port Cleveland)(1)              5.375       05/15/2018   05/15/2014(B)       1,767,440
    405,000   Cleveland-Cuyahoga County, OH Port
              Authority (Universal Heat Treating)(1)     6.500       11/15/2014   09/11/2011(C)         410,208


                  41 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Ohio Continued
$    50,000   Columbus, OH Sewer Improvement
              Bonds(1)                                   6.000%      09/15/2010   09/15/2010     $       50,595
      5,000   Cuyahoga County, OH Hospital
              (University Hospitals of Cleveland)(1)     9.000       06/01/2011   12/01/2010(C)           5,347
 25,805,000   Cuyahoga County, OH Hospital
              Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated
              Group)(1)                                  7.500       01/01/2030   07/01/2010(A)      26,080,855
    175,000   Cuyahoga County, OH Utility System
              (The Medical Center Company)(1)            5.850       08/15/2010   08/15/2010            175,683
  2,520,000   Dublin, OH Industrial Devel. (Dublin
              Health Care Corp.)(1)                      7.500       12/01/2016   06/01/2014(B)       2,509,668
    100,000   Franklin County, OH Mtg. (Gateway
              Apartment Homes)(1)                        5.800       12/20/2028   12/20/2010(A)         103,887
     20,000   Franklin County, OH Mtg. (Villas at
              St. Therese)(1)                            5.500       07/01/2021   01/24/2020(B)          20,001
  1,000,000   Franklin County, OH Multifamily Hsg.
              (Hamilton Creek)(1)                        5.550       07/01/2024   01/01/2011(A)       1,000,530
  1,625,000   Grove City, OH Tax Increment
              Financing(1)                               5.125       12/01/2016   06/12/2013(B)       1,497,519
     25,000   Lake County, OH Sewer District
              Improvements(1)                            5.850       12/01/2016   12/01/2016             25,072
    650,000   Lucas County, OH GO                        6.500       12/01/2016   12/01/2010(A)         653,127
    200,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital Obligated
              Group)                                     5.750       11/15/2011   11/15/2010(A)         200,698
     15,000   Muskingum County, OH Hospital
              Facilities (BHA/Careserve/PP/SSNH/BHC/
              BCG/Carelife/BCC Obligated Group)(1)       5.400       12/01/2016   12/01/2010(A)          15,012
     10,000   Muskingum County, OH Hospital
              Facilities (FSCCHM)(1)                     5.375       02/15/2012   08/15/2010(A)          10,022
     35,000   OH Air Quality Devel. Authority
              (First Energy Solutions Corp.)(1)          7.250       11/01/2032   11/01/2012(D)          38,388
     45,000   OH Capital Corp. for Hsg. (The
              Conifers)(1)                               6.300       06/01/2028   12/01/2010(A)          45,049
    460,000   OH Economic Devel. (Astro
              Instrumentation)(1)                        5.450       06/01/2022   06/01/2014(A)         472,167
    240,000   OH Environmental Facilities (Ford
              Motor Company)(1)                          5.950       09/01/2029   09/01/2029            227,383
     45,000   OH HFA(1)                                  5.250       09/01/2030   11/01/2011(B)          44,555
    690,000   OH HFA, Series D(1)                        5.450       09/01/2031   08/01/2010(A)         731,435
      5,000   OH Water Devel. Authority(1)               9.375       12/01/2010   12/01/2010              5,178
     40,000   Pike County, OH Hospital Facilities
              (Pike Health Services)                     6.750       07/01/2017   11/26/2013(A)          40,010
     10,000   Pleasant, OH Local School District(1)      5.100       12/01/2018   12/01/2010(A)          10,016


                  42 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Ohio Continued
$ 1,900,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking
              Infrastructure)(1)                         6.300%      02/15/2024   12/19/2017(B)  $    1,360,552
  1,950,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking
              Infrastructure)(1)                         6.400       02/15/2034   02/27/2030(B)       1,263,269
    215,000   Scioto County, OH Marine Terminal
              Facility (Norfolk & Western Railway
              Company)(1)                                5.300       08/15/2013   11/15/2010(A)         215,439
     35,000   Toledo, OH Multifamily Hsg.
              (Commodore Perry)(1)                       5.450       12/01/2028   12/01/2010(A)          35,051
     35,000   Toledo, OH Multifamily Hsg.
              (Hillcrest Apartments)(1)                  5.250       12/01/2018   12/01/2010(A)          35,098
  5,040,000   Toledo-Lucas County, OH Port
              Authority (Bax Global)(1)                  6.250       11/01/2013   08/25/2011(B)       4,801,658
    590,000   Toledo-Lucas County, OH Port
              Authority (Creekside Devel.
              Company)(1)                                6.600       11/15/2015   11/15/2012(A)         592,248
  2,900,000   Toledo-Lucas County, OH Port
              Authority (Crocker Park)(1)                5.250       12/01/2023   11/02/2019(B)       2,719,098
     10,000   Toledo-Lucas County, OH Port
              Authority (Northwest Ohio)(1)              5.400       05/15/2019   11/06/2016(B)           9,078
    520,000   Toledo-Lucas County, OH Port
              Authority (Woodsage Properties)(1)         5.400       05/15/2014   03/29/2012(B)         508,633
     90,000   Wadsworth, OH Hsg. Devel. Corp.
              (Medina Hsg.)(1)                           6.200       03/01/2020   05/21/2017(B)          75,997
                                                                                                 --------------
                                                                                                     96,300,833
                                                                                                 --------------
Oklahoma--0.2%
    230,000   Ardmore, OK Devel. Authority Tax(1)        5.000       11/01/2010   11/01/2010            230,329
     85,000   Cherokee County, OK EDA (NSU Student
              Hsg.)(1)                                   5.250       12/01/2034   06/03/2030(B)          68,208
     65,000   Edmond, OK EDA Student Hsg.
              (Collegiate Hsg. Foundation)(1)            5.375       12/01/2019   12/01/2010(A)          65,041
     80,000   OK HFA (Single Family Homeownership
              Loan Program)(1)                           5.300       09/01/2026   03/01/2011(C)          80,318
     10,000   OK HFA (Single Family Homeownership
              Loan Program)(1)                           5.400       09/01/2022   07/21/2010(A)          10,270
     75,000   OK HFA (Single Family Homeownership
              Loan Program)(1)                           5.500       09/01/2028   03/01/2012(A)          76,729
     55,000   OK HFA (Single Family Homeownership
              Loan Program)(1)                           5.850       09/01/2020   03/01/2011(A)          56,867
     10,000   OK HFA (Single Family Homeownership
              Loan Program)(1)                           6.200       09/01/2028   03/01/2011(A)          10,105
     30,000   OK HFA (Single Family Mtg.)(1)             5.250       03/01/2022   03/01/2012(A)          30,221
      5,000   OK HFA (Single Family Mtg.)(1)             5.350       09/01/2025   03/01/2013(A)           5,119
     35,000   OK HFA (Single Family Mtg.)(1)             5.400       09/01/2029   01/01/2012(C)          35,685


                  43 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Oklahoma Continued
$ 2,620,000   Oklahoma City, OK Airport Trust(1)         5.750%      02/01/2018   08/01/2010(A)  $    2,623,825
  1,765,000   Oklahoma County, OK HFA (Single
              Family Mtg.)(1)                            6.600       10/01/2035   02/01/2017(A)       1,880,731
    100,000   Tulsa, OK Airport Authority (Tulsa
              International Airport)(1)                  6.000       06/01/2019   12/01/2010(A)         100,120
    830,000   Tulsa, OK Airport Authority (Tulsa
              International Airport)(1)                  6.125       06/01/2026   12/01/2010(A)         830,432
     10,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)(1)                     6.250       06/01/2020   06/01/2020              9,168
                                                                                                 --------------
                                                                                                      6,113,168
                                                                                                 --------------
Oregon--0.1%
     20,000   Klamath Falls, OR Airport                  5.500       07/01/2016   07/01/2010(A)          20,073
     25,000   Newberg, OR Public Safety                  5.250       12/01/2012   12/01/2010(A)          25,093
     75,000   Northern Wasco County, OR People's
              Utility District (Bonneville Power
              Administration)(1)                         5.200       12/01/2024   12/01/2010(A)          77,316
     15,000   OR Bond Bank (Economic Devel.
              Dept.)(1)                                  5.500       01/01/2013   07/01/2010(A)          15,057
     55,000   OR Bond Bank (Economic Devel. Dept.)       6.000       01/01/2015   07/01/2010(A)          55,247
     25,000   OR GO                                      5.375       08/01/2028   08/01/2010(A)          25,008
     40,000   OR GO (Elderly & Disabled Hsg.)            5.450       08/01/2012   08/01/2010(A)          40,131
     35,000   OR GO (Elderly & Disabled Hsg.)(1)         5.450       08/01/2013   08/01/2010(A)          35,104
     20,000   OR GO (Elderly & Disabled Hsg.)(1)         5.550       08/01/2016   08/01/2010(A)          20,023
     25,000   OR GO (Elderly & Disabled Hsg.)            5.600       08/01/2019   08/01/2010(A)          25,024
     50,000   OR GO (Elderly & Disabled Hsg.)(1)         5.650       08/01/2026   08/01/2010(A)          50,032
     25,000   OR GO (Elderly & Disabled Hsg.)(1)         5.700       08/01/2016   08/01/2010(A)          25,032
     15,000   OR GO (Elderly & Disabled Hsg.)(1)         6.200       08/01/2020   08/01/2010(A)          15,021
     60,000   OR GO (Elderly & Disabled Hsg.)(1)         6.300       08/01/2026   08/01/2010(A)          60,068
    210,000   OR GO (Veterans Welfare)(1)                6.000       04/01/2032   10/01/2010(A)         210,172
     20,000   OR Health & Science University(1)          5.250       07/01/2015   07/01/2010(A)          20,034
     50,000   OR Hsg. & Community Services Dept.
              (Multifamily)(1)                           5.700       07/01/2029   07/01/2010(A)          50,028
     20,000   OR Hsg. & Community Services Dept.
              (Multifamily)(1)                           6.000       07/01/2031   07/01/2010(A)          20,015
     10,000   OR Hsg. & Community Services Dept.
              (Multifamily), Series A(1)                 5.100       07/01/2021   07/01/2011(A)          10,054
    210,000   OR Hsg. & Community Services Dept.
              (Multifamily), Series A(1)                 5.950       07/01/2030   07/01/2010(A)         210,149
     50,000   OR Hsg. & Community Services Dept.
              (Multifamily), Series A(1)                 6.050       07/01/2042   07/01/2010(A)          50,031
     50,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A(1)          5.800       07/01/2016   07/01/2010(A)          51,650
     10,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A             6.000       07/01/2011   10/01/2010(A)          10,026


                  44 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Oregon Continued
$     5,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A(1)          6.200%      07/01/2027   07/01/2010(A)  $        5,005
     20,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series B(1)          5.450       07/01/2029   08/02/2011(B)          19,999
      5,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series B(1)          6.200       07/01/2027   10/01/2010(A)           5,005
     15,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series C(1)          6.400       07/01/2026   07/01/2010(A)          15,018
  1,045,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series D(1)          6.375       07/01/2027   07/01/2010(A)       1,056,213
     15,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series E(1)          6.000       07/01/2027   07/01/2010(A)          15,176
     30,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F(1)          5.250       07/01/2022   01/01/2012(A)          31,101
    150,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F             5.650       07/01/2028   07/01/2010(A)         151,385
     45,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H(1)          5.650       07/01/2028   10/01/2010(A)          45,025
     30,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H(1)          6.000       07/01/2027   10/01/2010(A)          30,026
      5,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series M             5.700       07/01/2011   07/01/2010(A)           5,012
     90,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series M             6.200       07/01/2028   07/01/2010(A)          90,090
    120,000   OR Hsg. & Community Services Dept.,
              Series B(1)                                5.900       07/01/2019   07/01/2010(A)         120,132
     50,000   Port of Portland, OR Airport
              (Portland International Airport)(1)        5.500       07/01/2018   07/01/2010(A)          50,047
     60,000   Port Umatilla, OR Water(1)                 6.450       08/01/2014   08/01/2010(A)          60,170
     35,000   Portland, OR Urban Renewal & Redevel.
              (Oregon Convention Center)(1)              5.500       06/15/2020   06/15/2011(A)          35,458
  1,000,000   Western Generation, OR Agency
              Cogeneration (Wauna Cogeneration)(1)       5.000       01/01/2016   03/24/2015(B)         956,420
                                                                                                 --------------
                                                                                                      3,811,670
                                                                                                 --------------
Pennsylvania--6.4%
  1,895,000   Allegheny County, PA Airport
              Authority (Pittsburgh International
              Airport)(1)                                6.000       01/01/2014   01/01/2011(A)       1,917,948
  2,945,000   Allegheny County, PA Redevel.
              Authority (Pittsburgh Mills)(1)            5.100       07/01/2014   07/01/2014          2,933,838
  6,480,000   Allegheny County, PA Redevel.
              Authority (Robinson Mall)(1)               7.000       11/01/2017   11/01/2010(A)       6,515,510
  8,000,000   Beaver County, PA IDA (First Energy
              General Corp.)(1)                          7.125       06/01/2028   06/01/2011(D)       8,290,080
  1,520,000   Bucks County, PA IDA (School Lane
              Foundation)(1)                             4.600       03/15/2017   03/15/2017          1,504,359


                  45 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Pennsylvania Continued
$ 7,890,000    Chester County, PA H&EFA (Chester
              County Hospital)(1)                        5.875%      07/01/2016   07/01/2010(A)  $    7,901,993
    800,000   Chester County, PA H&EFA (Chester
              County Hospital)(1)                        6.750       07/01/2021   07/01/2010(A)         809,816
 12,055,000   Chester County, PA H&EFA (Jefferson
              Health System)(1)                          5.375       05/15/2027   11/15/2010(A)      12,061,751
     15,000   Delaware River Port Authority PA/NJ(1)     5.625       01/01/2026   01/01/2011(A)          15,015
    200,000   Erie, PA Higher Education Building
              Authority (Gannon University)(1)           5.200       07/15/2016   07/15/2010(A)         200,208
  2,500,000   Lehigh Northampton, PA Airport
              Authority(1)                               6.000       05/15/2025   11/15/2010(A)       2,503,250
 35,000,000   Montgomery County, PA IDA(1)               5.750       08/01/2030   08/01/2015(A)      36,692,250
 26,335,000   PA EDFA (Albert Einstein
              Healthcare)(1)                             6.250       10/15/2023   10/15/2019(A)      27,986,731
 12,300,000   PA EDFA (National Gypsum Company)          6.125       11/01/2027   11/01/2027         10,492,761
  8,120,000   PA EDFA (National Gypsum Company)(1)       6.250       11/01/2027   11/01/2027          7,023,394
  1,300,000   PA EDFA (Northampton Generating)           6.500       01/01/2013   12/24/2010(B)         804,752
  1,500,000   PA HEFA (California University of
              Pennsylvania Student Assoc.)(1)            6.750       09/01/2020   09/01/2012(A)       1,533,015
 10,300,000   PA HEFA (MCP/HUHS/AUS Obligated
              Group)(1)                                  5.875       11/15/2016   11/15/2010(A)      10,300,206
 10,000,000   PA HEFA (MCP/HUHS/AUS Obligated
              Group)(1)                                  5.875       11/15/2016   11/15/2010(A)      10,000,200
 10,100,000   PA HFA (Single Family Mtg.)(1)             5.550       10/01/2020   07/01/2010(A)      10,162,822
     15,000   PA St. Mary Hospital Authority
              (Franciscan Health)(1)                     7.000       06/15/2015   12/15/2010(A)          15,043
    445,000   Philadelphia, PA Authority for
              Industrial Devel. (Cathedral
              Village)(1)                                4.750       04/01/2034   07/02/2024(B)         441,151
     25,000   Philadelphia, PA Authority for
              Industrial Devel. (Philadelphia
              Airport)(1)                                5.000       07/01/2015   07/01/2010(A)          25,032
 20,880,000   Philadelphia, PA H&HEFA (Temple
              University Hospital)(1)                    6.625       11/15/2023   11/15/2010(A)      20,877,912
     65,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                     5.600       04/01/2020   10/01/2010(A)          65,058
                                                                                                 --------------
                                                                                                    181,074,095
                                                                                                 --------------
Rhode Island--2.5%
  2,710,000   Central Falls, RI Detention
              Facility(1)                                6.750       01/15/2013   05/17/2011(B)       2,644,310
     25,000   Providence, RI Public Building
              Authority, Series B                        5.500       12/15/2014   12/15/2010(A)          25,094
    465,000   RI Clean Water Finance Agency (Triton
              Ocean)(1)                                  5.800       09/01/2022   09/01/2010(A)         465,047
     80,000   RI Health & Educational Building
              Corp. (Johnson & Wales University)(1)      6.100       04/01/2026   10/01/2010(A)          80,050


                  46 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Rhode Island Continued
$    50,000   RI Health & Educational Building
              Corp. (Lifespan)(1)                        5.250%      05/15/2026   11/15/2010(A)  $       49,999
  4,045,000   RI Health & Educational Building
              Corp. (RIH/MHF/TMH/RIHF Obligated
              Group)(1)                                  5.750       05/15/2023   11/15/2010(A)       4,047,832
     25,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)             5.200       04/01/2019   10/01/2010(A)          25,015
     25,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)             5.400       10/01/2026   02/22/2018(B)          24,998
    145,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)             6.500       04/01/2027   10/01/2010(A)         145,196
     25,000   RI Hsg. & Mtg. Finance Corp. (Rental
              Hsg.)(1)                                   5.375       04/01/2024   10/01/2012(A)          25,275
     20,000   RI Student Loan Authority(1)               5.250       12/01/2011   12/01/2010(A)          20,050
 18,835,000   RI Student Loan Authority(2)               6.000       12/01/2023   12/01/2010(A)      18,901,976
    115,000   RI Student Loan Authority(1)               6.450       12/01/2015   12/01/2010(A)         116,327
 12,330,000   RI Tobacco Settlement Financing Corp.
              (TASC)(1)                                  6.250       06/01/2042   06/20/2026(B)      11,741,859
350,000,000   RI Tobacco Settlement Financing Corp.
              (TASC)                                     6.950(4)    06/01/2052   04/12/2028(B)       5,386,500
  2,090,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A(1)                        6.000       06/01/2023   06/01/2012(A)       2,103,021
 24,345,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A(1)                        6.125       06/01/2032   09/25/2018(B)      23,671,861
                                                                                                 --------------
                                                                                                     69,474,410
                                                                                                 --------------
South Carolina--1.0%
  1,050,000   Allendale County, SC School District
              Energy Savings Special Obligation(1)       7.000       12/01/2013   12/01/2013          1,096,431
    110,000   Georgetown County, SC Environmental
              Improvement (International Paper
              Company)(1)                                5.700       10/01/2021   10/01/2010(A)         110,014
    320,000   Greenville County, SC Airport
              (Donaldson Industrial Air Park)(1)         6.125       10/01/2017   01/25/2014(B)         317,475
     20,000   Horry County, SC Airport(1)                5.700       07/01/2027   07/01/2010(A)          20,007
    210,000   Lee County, SC School Facilities,
              Series 2006(1)                             6.000       12/01/2019   12/01/2017(A)         219,566
    270,000   Lee County, SC School Facilities,
              Series 2006(1)                             6.000       12/01/2027   12/01/2017(A)         275,975
  1,090,000   Orangeburg County, SC Solid Waste
              (South Carolina Electric & Gas
              Company)(1)                                5.700       11/01/2024   11/01/2010(A)       1,090,327
  2,335,000   Richland County, SC Environmental
              Improvement (International Paper
              Company)(1)                                6.100       04/01/2023   04/01/2014(A)       2,368,414
  1,630,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                   4.673(4)    01/01/2011   01/01/2011            316,709


                  47 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
South Carolina Continued
$ 1,735,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                   5.604%(4)   01/01/2021   01/01/2021     $      157,312
    720,000   SC Connector 2000 Assoc. Toll Road,
              Series B                                   5.702(4)    01/01/2026   01/01/2026             48,730
     20,000   SC Hsg. Finance & Devel. Authority(1)      5.950       07/01/2029   11/01/2010(A)          20,015
     90,000   SC Hsg. Finance & Devel. Authority,
              Series A(1)                                5.400       07/01/2021   01/01/2011(A)          90,374
     10,000   SC Hsg. Finance & Devel. Authority,
              Series A-2(1)                              5.300       07/01/2019   01/01/2011(A)          10,007
  3,000,000   SC Jobs-EDA (Georgetown Memorial
              Hospital/Georgetown Health Group
              Obligated Group)(1)                        5.875       11/01/2029   11/01/2010(A)       3,019,410
     10,000   SC Ports Authority(1)                      5.000       07/01/2017   07/01/2010(A)          10,010
     25,000   SC Ports Authority(1)                      5.000       07/01/2018   07/01/2010(A)          25,021
 10,160,000   SC Ports Authority(1)                      5.300       07/01/2026   07/01/2010(A)      10,168,433
  9,970,000   SC Tobacco Settlement Management
              Authority                                  5.000       06/01/2018   12/01/2010(A)       9,979,671
                                                                                                 --------------
                                                                                                     29,343,901
                                                                                                 --------------
South Dakota--1.0%
 15,930,000   SD Education Loans(1)                      5.600       06/01/2020   06/01/2020         11,678,920
 10,460,000   SD Educational Enhancement Funding
              Corp. Tobacco Settlement                   6.500       06/01/2032   09/02/2029(B)      10,463,347
     45,000   SD H&EFA (Prairie Lakes Health Care
              System)(1)                                 5.650       04/01/2022   10/01/2010(A)          45,011
  3,880,000   SD Hsg. Devel. Authority
              (Homeownership)(1)                         5.375       05/01/2018   11/01/2010(A)       3,987,243
     25,000   SD Hsg. Devel. Authority
              (Homeownership)(1)                         5.375       05/01/2018   11/01/2010(A)          26,672
  1,095,000   SD Hsg. Devel. Authority
              (Homeownership)(1)                         5.750       05/01/2031   01/01/2011(C)       1,181,286
                                                                                                 --------------
                                                                                                     27,382,479
                                                                                                 --------------
Tennessee--1.2%
     10,000   Blount County, TN Hospital,
              Series B(1)                                5.125       07/01/2019   01/23/2018(B)          10,000
     50,000   Columbia, TN Electric System               5.625       09/01/2017   09/01/2010(A)          50,200
 23,500,000   Johnson City, TN H&EFB (Mountain
              States Health Alliance)(1)                 6.500       07/01/2038   07/01/2020(A)      24,863,235
     20,000   Memphis, TN HE&HFB (Graceland Gardens
              Apartments)(1)                             8.000       03/01/2019   09/01/2010(A)          20,284
      5,000   Memphis, TN HFC (Saint's Court
              Apartments)(1)                             6.000       09/01/2013   09/01/2010(A)           5,016
  2,650,000   Memphis-Shelby County, TN Airport
              Authority(1)                               6.000       03/01/2024   03/01/2011(A)       2,680,104
  5,430,000   Memphis-Shelby County, TN Airport
              Authority(1)                               6.125       03/01/2025   09/01/2010(A)       5,491,793
    845,000   Memphis-Shelby County, TN Airport
              Authority(1)                               6.250       03/01/2018   09/01/2010(A)         855,605


                  48 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Tennessee Continued
$    40,000   Metropolitan Nashville, TN Airport
              Authority(1)                               5.375%      07/01/2016   07/01/2010(A)  $       40,066
    275,000   Nashville & Davidson County, TN
              MetropolitanGovernment Health &
              Educational Facilities (McKendree
              Village Senior Care Corp.)(1)              5.125       01/01/2020   01/01/2011(A)         275,985
     50,000   Shelby County, TN HE&HF (Christian
              Brothers University)                       5.750       09/01/2012   09/01/2010(A)          50,066
     85,000   South Fulton, TN Industrial Devel.
              Board (Tyson Foods)(1)                     6.350       10/01/2015   11/16/2013(B)          81,624
    355,000   South Fulton, TN Industrial Devel.
              Board (Tyson Foods)(1)                     6.400       10/01/2020   11/14/2018(B)         323,338
     15,000   TN Hsg. Devel. Agency
              (Homeownership)(1)                         5.250       07/01/2022   01/01/2012(A)          15,145
     35,000   TN Hsg. Devel. Agency
              (Homeownership)(1)                         5.375       07/01/2023   07/01/2010(A)          35,412
     80,000   TN Hsg. Devel. Agency
              (Homeownership)(1)                         5.550       01/01/2021   01/01/2011(A)          80,401
     20,000   Unicoi County, TN HE&HF (Erwin Health
              Care Associates)(1)                        5.875       03/20/2016   09/20/2010(A)          20,044
                                                                                                 --------------
                                                                                                     34,898,318
                                                                                                 --------------
Texas--7.3%
  3,019,000   Austin, TX Hsg. Finance Corp. (Austin
              Santa Maria Village)(1)                    7.375       06/20/2035   12/20/2010(A)       3,198,812
    605,000   Austin, TX Utility System                  6.730(4)    11/15/2014   11/15/2014            451,155
    105,000   Bexar County, TX HFC (American
              Opportunity Hsg.-Cinnamon Creek)(1)        5.750       12/01/2013   05/25/2011(B)          99,841
    120,000   Bexar County, TX HFC (Doral Club)(1)       8.750       10/01/2036   10/01/2036             85,973
  1,085,000   Brazos River Authority, TX (Johnson
              County Surface Water & Treatment
              System)(1)                                 5.800       09/01/2011   09/01/2010(A)       1,088,776
    100,000   Brazos River Authority, TX (Regional
              Raw Water Line)(1)                         5.500       09/01/2030   09/01/2010(A)         100,504
    150,000   Brazos River Authority, TX Pollution
              Control (TXU Energy Company)               6.750       10/01/2038   10/01/2038             75,401
  5,000,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)(1)         5.700       05/15/2033   05/15/2012(D)       5,260,050
 20,000,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)            6.250       05/15/2033   06/15/2012(D)      21,291,800
    290,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)(1)         6.625       05/15/2033   05/15/2013(A)         295,284
 17,845,000   Capital Area, TX HFC (AHF Affordable
              Hsg.)                                      0.580(8)    01/01/2039   01/01/2039          6,035,179
     25,000   Cass County, TX IDC (International
              Paper Company)(1)                          6.000       09/01/2025   09/01/2012(A)          25,098
    285,000   Cass County, TX IDC (International
              Paper Company)(1)                          6.600       03/15/2024   03/15/2012(A)         287,998


                  49 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Texas Continued
$    60,000   Collin County, TX HFC (Community
              College District Foundation)(1)            5.250%      06/01/2023   07/07/2021(B)  $       39,999
      5,000   Connally, TX Consolidated Independent
              School District(1)                         5.625       08/15/2029   08/15/2010(A)           5,014
  2,500,000   Dallas-Fort Worth, TX International
              Airport(1)                                 5.500       11/01/2020   11/01/2011(A)       2,555,050
  1,010,000   Dallas-Fort Worth, TX International
              Airport(1)                                 5.500       01/15/2021   07/15/2010(A)       1,011,515
 20,000,000   Dallas-Fort Worth, TX International
              Airport(1)                                 5.500       11/01/2021   11/01/2010(A)      20,026,800
    105,000   Dallas-Fort Worth, TX International
              Airport(1)                                 5.500       11/01/2031   11/01/2011(A)         105,623
     20,000   Dallas-Fort Worth, TX International
              Airport(1)                                 5.500       11/01/2035   11/01/2010(A)          20,005
 10,250,000   Dallas-Fort Worth, TX International
              Airport                                    6.000       11/01/2023   11/01/2010(A)      10,284,645
  6,500,000   Dallas-Fort Worth, TX International
              Airport(1)                                 6.000       11/01/2024   11/01/2010(A)       6,510,270
    220,000   Dallas-Fort Worth, TX International
              Airport(1)                                 6.000       11/01/2028   11/01/2010(A)         220,288
  5,460,000   Dallas-Fort Worth, TX International
              Airport                                    6.000       11/01/2032   11/01/2010(A)       5,465,951
  8,000,000   Dallas-Fort Worth, TX International
              Airport(1)                                 6.100       11/01/2019   11/01/2010(A)       8,018,000
 12,500,000   Dallas-Fort Worth, TX International
              Airport                                    6.250       11/01/2028   11/01/2010(A)      12,544,875
  8,950,000   Dallas-Fort Worth, TX International
              Airport                                    6.250       11/01/2028   11/01/2010(A)       8,982,131
    100,000   De Soto, TX Park Devel. Corp.(1)           5.250       02/15/2016   11/21/2010(A)         100,203
    165,000   El Paso County, TX HFC (American
              Village Communities), Series A(1)          6.250       12/01/2020   12/01/2010(A)         165,210
     85,000   Grand Prairie, TX Metropolitan
              Utility & Reclamation District             5.800       04/01/2011   04/01/2011             85,048
  1,265,000   Grand Prairie, TX Metropolitan
              Utility & Reclamation District             6.500       04/01/2012   10/01/2010(A)       1,266,556
  4,660,000   Gulf Coast, TX IDA (Citgo Petroleum
              Corp.)(1)                                  7.500       05/01/2025   10/01/2012(D)       4,797,703
    110,000   Gulf Coast, TX IDA (Valero Energy
              Corp.)(1)                                  5.600       12/01/2031   12/01/2031            105,111
    340,000   Gulf Coast, TX IDA Solid Waste (Citgo
              Petroleum Corp.)(1)                        8.000       04/01/2028   04/01/2012(A)         347,657
     30,000   Gulf Coast, TX Waste Disposal
              Authority (Valero Energy Corp.)(1)         6.650       04/01/2032   04/01/2012(A)          30,331
  2,100,000   Gulf Coast, TX Water Authority(1)          5.000       08/15/2018   08/15/2010(A)       2,103,129
 12,470,000   Harris County, TX HFDC (St. Lukes
              Episcopal Hospital)(1)                     6.750       02/15/2021   08/15/2010(A)      12,507,784
     35,000   Harris County, TX IDC (Continental
              Airlines)(1)                               5.375       07/01/2019   08/09/2014(B)          30,970


                  50 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Texas Continued
$    10,000   Harris County, TX Municipal Utility
              District(1)                                6.500%      03/01/2017   03/01/2017     $       10,008
  2,055,000   Harris County-Houston, TX Sports
              Authority(1)                               5.750       11/15/2019   11/15/2011(A)       2,092,833
  2,211,000   Heart of TX HFC (Waco Robinson
              Garden)(1)                                 7.375       06/20/2035   12/20/2010(A)       2,324,380
    965,000   Houston, TX Airport Special
              Facilities (Continental Airlines)(1)       5.500       07/15/2017   07/01/2010(A)         966,515
  4,560,000   Houston, TX Airport Special
              Facilities (Continental Airlines)(1)       6.125       07/15/2017   07/09/2013(B)       4,345,817
    190,000   Houston, TX Airport System(1)              5.625       07/01/2030   07/01/2010(A)         190,048
     50,000   Houston, TX Airport System
              (Continental Airlines)(1)                  5.375       07/15/2011   07/15/2010(A)          50,184
     10,000   Houston, TX Airport System (People
              Mover)(1)                                  5.375       07/15/2012   07/15/2010(A)          10,032
     45,000   Houston, TX Airport System,
              Series A(1)                                5.000       07/01/2028   07/13/2027(B)          43,905
    100,000   Houston, TX Airport System,
              Series A(1)                                5.500       07/01/2018   07/01/2010(A)         100,233
  8,000,000   Houston, TX Airport System,
              Series A(1)                                5.500       07/01/2023   07/01/2010(A)       8,005,520
     50,000   Houston, TX Airport System, Series A       6.000       07/01/2010   07/01/2010             50,007
  3,900,000   Houston, TX Airport System,
              Series A(1)                                6.000       07/01/2011   07/01/2010(A)       3,915,639
  1,150,000   Houston, TX Airport System,
              Series B(1)                                5.200       07/01/2018   07/01/2010(A)       1,151,104
    635,000   Houston, TX HFC (Single Family
              Mtg.)(1)                                   6.750       06/01/2033   12/01/2017(C)         658,260
  1,605,000   Houston, TX Hsg. Corp. (6800 Long
              Drive Apartments)(1)                       6.625       02/01/2020   08/01/2010(A)       1,606,782
     35,000   Lewisville, TX HFC (Lewisville
              Limited)                                   5.500       06/01/2017   10/01/2010(A)          35,035
     90,000   Lewisville, TX HFC (Lewisville
              Limited)(1)                                5.600       12/01/2029   10/01/2010(A)          90,038
    100,000   Lubbock, TX HFC (Las Colinas Quail
              Creek Apartments)(1)                       6.750       07/01/2012   11/29/2011(B)          97,033
     50,000   Matagorda County, TX Navigation
              District (Centerpoint Energy)(1)           5.250       11/01/2029   11/01/2029             46,386
  7,385,000   McLennan County, TX Public Facility
              Corp.(1)                                   6.625       06/01/2035   10/14/2014(A)       8,074,094
    585,000   Midland County, TX Hospital
              District(1)                                5.375       06/01/2016   12/01/2010(A)         585,661
 16,000,000   Mission, TX EDC (Waste Management)(1)      6.000       08/01/2020   08/01/2013(D)      17,413,120
     50,000   Montgomery County, TX Municipal
              Utility District No. 40 (Waterworks &
              Sewer)(1)                                  5.000       03/01/2019   09/01/2010(A)          50,058


                  51 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Texas Continued
$    20,000   Northampton, TX Municipal Utility
              District (Waterworks & Sewer)              5.700%      03/01/2014   09/01/2010(A)  $       20,082
    685,000   Permian Basin, TX HFC (Single Family
              Mtg.)(1)                                   5.650       01/01/2038   03/07/2016(C)         719,045
    125,000   Permian Basin, TX HFC (Single Family
              Mtg.)(1)                                   5.750       01/01/2038   07/01/2016(A)         127,281
    620,000   Sabine, TX River Authority Pollution
              Control (TXU Electric Company)             6.450       06/01/2021   06/01/2021            336,517
  2,205,000   San Jacinto, TX River Authority(1)         6.000       10/01/2020   10/01/2010(A)       2,231,857
    250,000   Southeast TX HFC(1)                        4.750       01/01/2037   10/01/2010(B)         249,028
     40,000   Southlake Parks, TX Devel. Corp.           5.375       08/15/2021   08/15/2010(A)          40,130
  3,000,000   Texas City, TX Industrial Devel.
              Corp. (BP Pipeline-North America)(1)       7.375       10/01/2020   10/01/2020          3,143,910
    235,000   Trinity, TX River Authority (TXU
              Energy Company)                            6.250       05/01/2028   05/01/2028            115,792
     60,000   TX Dept. of Hsg. & Community
              Affairs(1)                                 5.250       07/01/2018   01/01/2011(A)          60,349
     10,000   TX Dept. of Hsg. & Community
              Affairs(1)                                 5.350       07/01/2033   01/02/2029(B)           9,978
     70,000   TX Dept. of Hsg. & Community Affairs
              (Pebble Brook Apartments)(1)               5.550       12/01/2024   12/01/2010(A)          70,181
     20,000   TX Dept. of Hsg. & Community Affairs
              (Residential Mtg.)(1)                      5.250       07/01/2022   07/01/2011(A)          20,401
    145,000   TX Dept. of Hsg. & Community Affairs
              (Residential Mtg.)(1)                      5.500       01/01/2021   01/01/2011(A)         145,861
    105,000   TX Dormitory Finance Authority
              (Temple Junior College Foundation)         5.875       09/01/2022   04/17/2019(B)          63,538
     35,000   TX GO(1)                                   6.000       12/01/2030   12/01/2010(A)          35,124
  5,000,000   TX Municipal Gas Acquisition & Supply
              Corp.(1)                                   6.250       12/15/2026   08/04/2023(B)       5,225,550
  1,365,000   TX Panhandle HFA (Amarillo Affordable
              Hsg.)(5,6)                                 6.250       03/01/2010   03/01/2010            709,773
  4,360,000   TX Panhandle HFA (Amarillo Affordable
              Hsg.)(5,6)                                 6.625       03/01/2020   03/11/2016(B)       2,303,955
  2,860,000   TX Panhandle HFA (Amarillo Affordable
              Hsg.)(5,6)                                 6.750       03/01/2031   10/24/2026(B)       1,498,411
     25,000   TX Water Devel. Board                      5.250       07/15/2015   07/15/2010(A)          25,090
     50,000   TX Water Devel. Board                      5.450       07/15/2021   07/15/2010(A)          50,193
    235,000   Victoria County, TX Hospital
              (Citizens Medical Center)(1)               5.500       02/15/2019   02/15/2011(A)         236,328
     60,000   Washington County, TX HFDC (Trinity
              Community Medical Center of
              Brenham/Trinity Care Center Obligated
              Group)(1)                                  5.750       06/01/2024   07/11/2022(B)          54,711
                                                                                                 --------------
                                                                                                    205,031,516
                                                                                                 --------------
U.S. Possessions--9.3%
  1,000,000   Guam International Airport
              Authority(1)                               5.250       10/01/2022   10/01/2010(A)       1,001,060


                  52 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
U.S. Possessions Continued
$    20,000   Guam International Airport
              Authority(1)                               5.375%      10/01/2017   10/01/2013(A)  $       20,707
  1,040,000   Puerto Rico Children's Trust Fund
              (TASC)(1)                                  5.375       05/15/2033   12/14/2015(B)         991,910
  5,000,000   Puerto Rico Commonwealth GO(1)             5.250       07/01/2024   07/01/2016(A)       5,064,150
  2,330,000   Puerto Rico Commonwealth GO(1)             5.250       07/01/2026   07/01/2016(A)       2,349,083
 56,565,000   Puerto Rico Electric Power Authority,
              Series CCC(1)                              5.250       07/01/2026   07/01/2015(A)      58,831,560
 13,025,000   Puerto Rico Electric Power Authority,
              Series CCC(1)                              5.250       07/01/2028   07/01/2020(A)      13,330,306
  6,925,000   Puerto Rico Electric Power Authority,
              Series XX(1)                               5.750       07/01/2036   07/01/2020(A)       7,318,756
  8,440,000   Puerto Rico Infrastructure(1)              5.500       07/01/2020   07/01/2020          9,227,621
  4,670,000   Puerto Rico Infrastructure(1)              5.500       07/01/2022   07/01/2022          5,067,837
  1,140,000   Puerto Rico Infrastructure(1)              5.500       07/01/2023   07/01/2023          1,230,288
    795,000   Puerto Rico Infrastructure (Mepsi
              Campus)(1)                                 5.600       10/01/2014   01/03/2013(B)         808,316
  1,590,000   Puerto Rico ITEMECF (Cogeneration
              Facilities)(1)                             6.625       06/01/2026   06/01/2011(A)       1,603,340
    140,000   Puerto Rico ITEMECF (InterAmerican
              University)(1)                             5.000       10/01/2018   10/10/2010(A)         140,207
    500,000   Puerto Rico ITEMECF (SEAM/Hospital
              Espanol Auxillio Obligated Group)(1)       6.250       07/01/2024   07/01/2010(A)         500,475
    500,000   Puerto Rico Public Buildings
              Authority(1)                               6.125       07/01/2023   07/01/2019(A)         540,380
  5,220,000   Puerto Rico Public Buildings
              Authority(1)                               6.250       07/01/2022   07/01/2022          5,863,887
  2,900,000   Puerto Rico Public Buildings
              Authority(1)                               6.250       07/01/2026   07/01/2019(A)       3,123,184
  1,000,000   Puerto Rico Public Buildings
              Authority(1)                               6.750       07/01/2036   07/01/2019(A)       1,115,640
  2,950,000   Puerto Rico Public Buildings
              Authority(1)                               7.000       07/01/2021   07/01/2014(A)       3,278,955
 13,200,000   Puerto Rico Public Buildings
              Authority(1)                               7.000       07/01/2025   06/01/2014(A)      14,397,768
    500,000   Puerto Rico Public Finance Corp.,
              Series A(1)                                5.000       08/01/2027   02/01/2012(D)         515,735
    175,000   Puerto Rico Public Finance Corp.,
              Series A(1)                                5.250       08/01/2029   02/01/2012(A)         181,179
 14,315,000   Puerto Rico Public Finance Corp.,
              Series A(1)                                5.250       08/01/2030   02/01/2012(D)      14,820,463
 22,450,000   Puerto Rico Public Finance Corp.,
              Series A(1)                                5.750       08/01/2027   02/01/2012(D)      23,415,350
 11,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A(1)                         5.625       08/01/2030   02/01/2015(A)      11,378,290


                  53 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
U.S. Possessions Continued
$21,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A(1)                         6.125%      08/01/2029   02/01/2014(A)  $   21,828,660
  9,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A(1)                         6.500       08/01/2044   08/01/2019(A)      10,017,360
 35,000,000   Puerto Rico Sales Tax Financing
              Corp., Series C(1)                         6.500       08/01/2035   08/01/2020(A)      39,561,900
  5,115,000   V.I.  Public Finance Authority,
              Series A(1)                                6.375       10/01/2019   10/01/2011(A)       5,194,283
                                                                                                 --------------
                                                                                                    262,718,650
                                                                                                 --------------
Utah--0.1%
  1,396,000   Eagle Mountain, UT Special Assessment      6.250       05/01/2013   11/01/2010(A)       1,400,230
    925,000   Emery County, UT Pollution Control
              (Pacificorp)(1)                            5.625       11/01/2023   11/01/2010(A)         926,295
    450,000   Emery County, UT Pollution Control
              (Pacificorp)(1)                            5.650       11/01/2023   11/01/2010(A)         451,395
     30,000   Intermountain, UT Power Agency(1)          5.000       07/01/2013   07/01/2010(A)          30,104
    530,000   UT HFA (Single Family Mtg.)(1)             6.125       01/01/2027   07/01/2010(A)         530,657
     55,000   UT State Building Ownership
              Authority, Series A(1)                     5.750       08/15/2011   08/15/2010(A)          55,341
     10,000   UT University Campus Facilities
              System, Series A(1)                        6.750       10/01/2014   10/01/2010(A)          10,021
     60,000   Utah County, UT Hospital (IHC Health
              Services)                                  5.250       08/15/2026   08/15/2010(A)          60,232
                                                                                                 --------------
                                                                                                      3,464,275
                                                                                                 --------------
Vermont--0.0%
     25,000   Burlington, VT Airport(1)                  5.600       07/01/2017   07/01/2010(A)          25,039
    120,000   Burlington, VT Airport, Series B(1)        5.750       07/01/2017   07/01/2010(A)         120,188
     10,000   Burlington, VT Airport, Series B(1)        5.850       07/01/2011   07/01/2010(A)          10,039
     40,000   VT HFA(1)                                  5.400       02/15/2012   08/15/2010(A)          40,119
     20,000   VT HFA (Single Family)(1)                  5.500       11/01/2021   05/01/2011(A)          20,570
     25,000   VT HFA (Single Family), Series 11A(1)      5.900       05/01/2019   08/15/2010(C)          26,057
                                                                                                 --------------
                                                                                                        242,012
                                                                                                 --------------
Virginia--0.4%
    345,000   Norfolk, VA EDA, Series B(1)               5.625       11/01/2015   01/24/2013(B)         298,301
    100,000   Richmond, VA IDA (Virginia
              Commonwealth University Real Estate
              Foundation)(1)                             5.550       01/01/2031   01/01/2013(A)         101,162
    717,000   VA Gateway Community Devel.
              Authority(1)                               6.375       03/01/2030   09/02/2023(B)         694,694
  8,170,000   VA Hsg. Devel. Authority (Rental
              Hsg.)(1)                                   5.550       01/01/2027   01/01/2012(A)       8,261,341
    150,000   VA Hsg. Devel. Authority (Rental
              Hsg.)(1)                                   5.625       10/01/2020   10/01/2010(A)         150,453


                  54 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Virginia Continued
$   975,000   Watkins Centre, VA Community Devel.
              Authority(1)                               5.400%      03/01/2020   08/15/2016(B)  $      950,576
                                                                                                 --------------
                                                                                                     10,456,527
                                                                                                 --------------
Washington--4.1%
     10,000   Bellingham, WA Hsg. Authority
              (Cascade Meadows)(1)                       5.200       11/01/2027   11/21/2010(A)          10,003
 15,000,000   Chelan County, WA Public Utility
              District No. 1 (Chelan Hydro)(1)           6.050       07/01/2032   07/01/2013(A)      15,747,300
  5,000,000   Clark County, WA Public Utility
              District No. 1(1)                          5.500       01/01/2025   07/01/2010(A)       5,013,600
     25,000   King County, WA Hsg. Authority
              (Cascadian Apartments)(1)                  6.850       07/01/2024   07/01/2010(A)          25,232
    160,000   King County, WA Hsg. Authority
              (Fairwood Apartments)(1)                   6.000       12/01/2025   12/01/2010(A)         163,813
     10,000   King County, WA Hsg. Authority (Rural
              Preservation)(1)                           5.750       01/01/2028   12/18/2023(B)           8,668
    110,000   Pierce County, WA Hsg. Authority(1)        5.800       12/01/2023   12/13/2021(B)          88,517
     15,000   Port Chelan County, WA GO                  6.000       12/01/2011   12/01/2010(A)          15,045
    100,000   Port Grays Harbor, WA GO(1)                6.375       12/01/2014   12/01/2010(A)         100,248
     25,000   Port of Seattle, WA Special
              Facility(1)                                5.625       02/01/2024   08/01/2010(A)          25,080
  5,000,000   Port of Seattle, WA Special
              Facility(1)                                6.000       09/01/2020   09/01/2010(A)       5,037,450
     95,000   Port of Seattle, WA Special
              Facility(1)                                6.000       09/01/2029   03/01/2011(A)          95,151
 47,110,000   Port of Seattle, WA Special
              Facility(1)                                6.250       09/01/2026   03/01/2011(A)      47,321,053
    245,000   Prosser, WA Water & Sewer                  5.400       09/01/2012   09/01/2010(A)         245,924
     50,000   Thurston County, WA GO                     5.500       11/01/2016   11/01/2010(A)          50,189
     15,000   Vancouver, WA Hsg. Authority (Office
              Building)(1)                               5.500       03/01/2028   05/27/2020(B)          12,485
     25,000   WA COP (Dept. of General
              Administration)                            5.500       10/01/2013   11/01/2010(A)          25,098
     20,000   WA COP (Dept. of General
              Administration)(1)                         5.600       10/01/2015   10/01/2010(A)          20,048
     30,000   WA COP (Dept. of General
              Administration)(1)                         5.600       10/01/2016   10/01/2010(A)          30,064
  1,955,000   WA EDFA (Lindal Cedar Homes)(1)            5.800       11/01/2017   10/01/2010(A)       1,958,069
    125,000   WA Health Care Facilities Authority
              (Harrison Memorial Hospital)(1)            5.300       08/15/2014   08/15/2010(A)         125,161
    145,000   WA Health Care Facilities Authority
              (Harrison Memorial Hospital)(1)            5.400       08/15/2023   12/21/2019(B)         144,195
      5,000   WA Health Care Facilities Authority
              (Yakima Valley Memorial Hospital
              Assoc.)(1)                                 5.375       12/01/2014   12/01/2010(A)           5,004
    570,000   WA HFC(1)                                  5.000       06/01/2021   02/01/2011(C)         590,834
     10,000   WA HFC (Single Family)                     5.250       12/01/2017   12/01/2010(A)          10,012
 27,230,000   WA Tobacco Settlement Authority
              (TASC)(1)                                  6.500       06/01/2026   07/03/2012(C)      27,853,567


                  55 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Washington Continued
$10,565,000   WA Tobacco Settlement Authority
              (TASC)(1)                                  6.625%      06/01/2032   07/29/2017(C)  $   10,355,073
                                                                                                 --------------
                                                                                                    115,076,883
                                                                                                 --------------
West Virginia--1.1%
    295,000   Harrison County, WV (Monongahela
              Power Company)                             6.250       05/01/2023   11/01/2010(A)         295,027
     50,000   Harrison County, WV (Monongahela
              Power Company)(1)                          6.750       08/01/2024   08/01/2010(A)          50,016
 25,650,000   Mason County, WV Pollution Control
              (Appalachian Power Company)(1)             6.050       12/01/2024   12/01/2011(A)      25,961,648
     20,000   Pleasants County, WV Pollution
              Control (Monongahela Power Company)(1)     5.500       04/01/2029   10/01/2010(A)          20,002
  2,075,000   Pleasants County, WV Pollution
              Control (Potomac Edison Company)(1)        5.500       04/01/2029   10/01/2010(A)       2,075,249
     25,000   Pleasants County, WV Pollution
              Control (West Penn Power Company)(1)       5.500       04/01/2029   10/01/2010(A)          25,003
  1,790,000   WV Hsg. Devel. Fund(1)                     5.250       11/01/2018   11/01/2010(A)       1,833,246
     30,000   WV Hsg. Devel. Fund(1)                     5.300       11/01/2023   11/01/2010(A)          30,016
     55,000   WV Water Devel. Authority(1)               5.625       07/01/2030   07/01/2012(A)          55,481
     95,000   WV West Liberty State College, Series
              A(1)                                       6.000       06/01/2023   06/01/2013(A)          95,903
                                                                                                 --------------
                                                                                                     30,441,591
                                                                                                 --------------
Wisconsin--1.7%
    350,000   Janesville, WI Industrial Devel.
              (Paramount Communications)(1)              7.000       10/15/2017   10/01/2010(A)         350,392
     50,000   Kenosha, WI Hsg. Authority
              Multifamily Hsg. (Glaser Financial
              Group)(1)                                  6.000       11/20/2041   11/20/2010(A)          50,006
    240,000   Madison, WI Industrial Devel.
              (Madison Gas & Electric Company)(1)        5.875       10/01/2034   04/01/2012(A)         242,378
     40,000   Milwaukee County, WI Airport(1)            5.750       12/01/2025   12/01/2010(A)          40,070
  1,500,000   Milwaukee County, WI Airport(1)            6.000       12/01/2016   12/01/2010(A)       1,531,035
  1,000,000   Milwaukee County, WI Airport(1)            6.000       12/01/2017   12/01/2010(A)       1,020,690
  2,075,000   Milwaukee County, WI Airport(1)            6.000       12/01/2018   12/01/2010(A)       2,117,040
     20,000   WI GO                                      5.000       05/01/2012   11/01/2011(A)          20,055
  3,580,000   WI H&EFA (Agnesian Healthcare/Waupun
              Memorial Hospital Obligated Group)(1)      6.000       07/01/2030   07/01/2011(A)       3,588,234
  3,500,000   WI H&EFA (AHC/AHCM/ASMC/HMH Obligated
              Group)(1)                                  5.500       02/15/2015   02/15/2011(A)       3,521,035


                  56 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal                                                                         Effective
   Amount                                                Coupon       Maturity     Maturity*          Value
-----------                                              ------      ----------   ----------     --------------
Wisconsin Continued
$   150,000   WI H&EFA (AHC/AHCM/ASMC/HMH Obligated
              Group)(1)                                  5.625%      02/15/2020   08/15/2010(A)  $      150,042
     25,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
              Group)(1)                                  5.750       08/15/2016   08/15/2010(A)          25,027
    300,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
              Group)(1)                                  5.875       08/15/2026   08/03/2022(B)         299,997
 12,650,000   WI H&EFA (Aurora Health Care/Aurora
              Medical Group/ Aurora Health Care
              Metro Obligated Group)(1)                  6.500       04/15/2033   04/15/2013(A)      12,948,920
     25,000   WI H&EFA (Aurora Medical Group)(1)         5.600       11/15/2016   11/15/2010(A)          25,070
  3,085,000   WI H&EFA (Beloit College)(1)               5.750       06/01/2021   06/01/2015(A)       3,207,814
    100,000   WI H&EFA (Lawrence University of
              Wisconsin)(1)                              5.125       10/15/2018   10/15/2010(A)         100,041
  3,500,000   WI H&EFA (Marshfield Clinic)(1)            5.625       02/15/2017   08/15/2010(A)       3,503,500
    185,000   WI H&EFA (Marshfield Clinic)(1)            5.750       02/15/2027   08/15/2010(A)         185,006
    200,000   WI H&EFA (Marshfield Clinic)(1)            6.250       02/15/2018   02/15/2011(A)         201,578
    430,000   WI H&EFA (Medical College of
              Wisconsin)(1)                              5.500       12/01/2026   12/01/2010(A)         430,245
    525,000   WI H&EFA (Waukesha Memorial
              Hospital)(1)                               5.250       08/15/2019   08/15/2010(A)         525,305
     85,000   WI H&EFA (Waukesha Memorial
              Hospital/ProhealthCare Obligated
              Group)(1)                                  5.500       08/15/2015   11/10/2010(A)          85,145
 13,130,000   WI H&EFA (Wheaton Franciscan
              Services)(1)                               5.750       08/15/2022   10/23/2018(B)      13,129,798
    105,000   WI Hsg. & EDA (Home Ownership),
              Series C(1)                                6.000       09/01/2036   08/03/2010(C)         109,684
     10,000   WI Hsg. & EDA, Series B(1)                 5.300       11/01/2018   07/01/2010(A)          10,007
                                                                                                 --------------
                                                                                                     47,418,114
                                                                                                 --------------
Wyoming--0.0%
    495,000   Lincoln County, WY Pollution Control
              (PacifiCorp)(1)                            5.625       11/01/2021   11/01/2010(A)         495,401
     45,000   WY Community Devel. Authority(1)           5.600       06/01/2035   06/01/2018(A)          46,095
                                                                                                 --------------
                                                                                                        541,496
                                                                                                 --------------
Total Municipal Bonds and Notes (Cost $3,023,453,636)                                             2,979,934,092
Corporate Bonds and Notes--0.0%
     13,749   Delta Air Lines, Inc., Sr. Unsec.
              Nts.(1,10)
              (Cost $13,612)                             8.000       12/01/2015           --             10,567
                                                                                                 --------------
  Shares
-----------
Common Stocks--0.0%
        114   Delta Air Lines, Inc.(6,10)
              (Cost $ 671)                                                                                1,340


                  57 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                                                      Value
                                                                                                 --------------
Total Investments, at Value (Cost $3,023,467,919)-105.8%                                         $2,979,945,999
Liabilities in Excess of Other Assets-(5.8)                                                        (163,684,579)
                                                                                                 --------------
Net Assets-100.0%                                                                                $2,816,261,420
                                                                                                 ==============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

     D.   Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.   Zero coupon bond reflects effective yield on the date of purchase.

5.   Issue is in default. See accompanying Notes.

6.   Non-income producing security.

7. When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,422,400 or 0.37% of the Fund's net assets as of June 30, 2010.

10.  Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                            Level 2--
                             Level 1--        Other         Level 3--
                            Unadjusted     Significant     Significant
                              Quoted       Observable     Unobservable
                              Prices         Inputs          Inputs           Value
                            ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                    $   --     $   59,756,497    $        --   $   59,756,497
   Alaska                         --            809,672             --          809,672
   Arizona                        --         80,868,078             --       80,868,078
   Arkansas                       --          1,878,179             --        1,878,179
   California                     --        321,323,920             --      321,323,920
   Colorado                       --         16,548,096             --       16,548,096
   Connecticut                    --         23,567,429             --       23,567,429
   Delaware                       --            210,260             --          210,260
   District of Columbia           --         27,503,250             --       27,503,250
   Florida                        --        216,424,425             --      216,424,425
   Georgia                        --         65,064,787             --       65,064,787


                  58 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

   Hawaii                         --         47,415,874             --       47,415,874
   Idaho                          --          3,783,449             --        3,783,449
   Illinois                       --        336,731,918             --      336,731,918
   Indiana                        --         20,485,889             --       20,485,889
   Iowa                           --          3,053,834             --        3,053,834
   Kansas                         --         41,380,701             --       41,380,701
   Kentucky                       --         31,036,753              1       31,036,754
   Louisiana                      --        118,013,353             --      118,013,353
   Maine                          --          7,795,805             --        7,795,805
   Maryland                       --         12,752,322             --       12,752,322
   Massachusetts                  --         41,876,723      9,865,060       51,741,783
   Michigan                       --         55,469,844             --       55,469,844
   Minnesota                      --         65,545,638             --       65,545,638
   Mississippi                    --         17,258,479             --       17,258,479
   Missouri                       --         13,881,003             --       13,881,003
   Montana                        --          7,893,508             --        7,893,508
   Multi States                   --         23,166,890             --       23,166,890
   Nebraska                       --         13,110,808             --       13,110,808
   Nevada                         --         10,644,604             --       10,644,604
   New Hampshire                  --         76,058,926             --       76,058,926
   New Jersey                     --         55,642,051             --       55,642,051
   New Mexico                     --          1,312,458             --        1,312,458
   New York                       --          2,422,090             --        2,422,090
   North Carolina                 --         14,417,601             --       14,417,601
   North Dakota                   --         11,173,979             --       11,173,979
   Ohio                           --         96,300,833             --       96,300,833
   Oklahoma                       --          6,113,168             --        6,113,168
   Oregon                         --          3,811,670             --        3,811,670
   Pennsylvania                   --        181,074,095             --      181,074,095
   Rhode Island                   --         69,474,410             --       69,474,410
   South Carolina                 --         29,343,901             --       29,343,901
   South Dakota                   --         27,382,479             --       27,382,479
   Tennessee                      --         34,898,318             --       34,898,318
   Texas                          --        198,996,337      6,035,179      205,031,516
   U.S. Possessions               --        262,718,650             --      262,718,650
   Utah                           --          3,464,275             --        3,464,275
   Vermont                        --            242,012             --          242,012
   Virginia                       --         10,456,527             --       10,456,527
   Washington                     --        115,076,883             --      115,076,883
   West Virginia                  --         30,441,591             --       30,441,591
   Wisconsin                      --         47,418,114             --       47,418,114
   Wyoming                        --            541,496             --          541,496
Corporate Bonds and Notes         --             10,567             --           10,567
Common Stocks                  1,340                 --             --            1,340
                              ------     --------------   ------------   --------------
Total Assets                  $1,340     $2,964,044,419    $15,900,240   $2,979,945,999
                              ------     --------------   ------------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
ACTS      Adult Communities Total Services


                  59 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

AHC       Aurora Health Center
AHCM      Aurora Health Care Metro
AHF       American Housing Foundation
AMCS      Aurora Medical Center of Sheboygan County
AS        Ambulatory Services
ASMC      Aurora Sinai Medical Center
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
BLMC      Bethesda Lutheran Medical Center
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
CMCF      Columbus Medical Center Foundation
COP       Certificates of Participation
CRH       Columbus Regional Healthcare
CSAHS     The Sisters of Charity of St. Augustine Health System
DKH       Day Kimball Hospital
DLS       Diagnostic Laboratory Services
DRH       D.R. Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNMA      Federal National Mortgage Assoc.
FRS       Family Rehabilitation Services (Hancock Manor)
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSJH      HealthEast St. Joseph's Hospital
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
JFK       John Fitzgerald Kennedy
JHF       Jewish Hospital Foundation


                  60 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
LD&M      Locklando Door and Millwork
MCM       Managed Care Management
MCP       Medical College Of Pennsylvania
MHF       Miriam Hospital Foundation
NH        Northgate Housing
NSU       Northeastern State University
NYC       New York City
OHP       Oakwood Health Promotions
OHS       Oakwood Healthcare System
OUH       Oakwood United Hospitals
PHS       Pinnacle Health System
PP        Professionals PRN, Inc.
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RIH       Rhode Island Hospital
RIHF      Rhode Island Hospital Foundation
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
TMC       The Medical Center
TMH       The Miriam Hospital
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System
WCNT      Wessex Corporation of New Tazewell

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


                  61 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                           WHEN-
                         ISSUED OR
                          DELAYED
                         DELIVERY
                           BASIS
                       TRANSACTIONS
                       ------------
Purchased securities    $13,772,083

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its


                  62 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $84,575,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $133,275,548 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $84,575,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                         Coupon    Maturity
   AMOUNT     INVERSE FLOATER(1)                                                  RATE (2)     DATE        VALUE
-----------   -----------------------------------------------------------------   --------   --------   -----------
$12,035,000   AZ Health Facilities Authority ROLs(3)                               15.728%     1/1/30   $12,900,076
  6,900,000   FL HFC ROLs(3)                                                       10.467      1/1/37     8,001,033
  7,425,000   GA George L. Smith II World Congress Center Authority ROLs(3)        14.344      7/1/20     7,660,670
  4,710,000   RI Student Loan Authority ROLs                                       21.828     12/1/23     4,776,976
  6,030,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS    10.626     12/1/38     6,683,170
  3,280,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS    15.616      6/1/39     3,855,935
  1,565,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs       17.844     12/1/38     1,851,426
  1,180,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)    19.086      6/1/38     1,371,585
  1,335,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)    17.926     12/1/38     1,599,677
                                                                                                        -----------
                                                                                                        $48,700,548
                                                                                                        ===========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 59-61 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.


                  63 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $53,225,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                $13,171,916
Market Value                        $ 7,574,554
Market Value as a % of Net Assets          0.27%

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,942,070,745(1)
                                 ==============
Gross unrealized appreciation    $   61,090,619
Gross unrealized depreciation      (109,403,989)
                                 --------------
Net unrealized depreciation      $  (48,313,370)
                                 ==============

1. The Federal tax cost of securities does not include cost of $86,188,624, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                  64 | Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010